1933 Act File No. 2-91776
                                          1940 Act File No. 811-3984

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

    Pre-Effective Amendment No.       ......................

    Post-Effective Amendment No.   32    ...................         X_

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    _ X

    Amendment No.   27   ...................................        _X

                           INTERNATIONAL SERIES, INC.

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on January 31, 1998 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i) on _________________ pursuant to paragraph (a) (i). 75 days after filing pursuant to paragraph
    (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro  Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

                              CROSS-REFERENCE SHEET

    This amendment to the Registration Statement of INTERNATIONAL SERIES, INC., which is comprised of two portfolios: (1) Federated International Equity Fund consisting of three classes of shares, (a) Class A Shares, (b) Class B Shares, and (c) Class C Shares; and (2) Federated International Income Fund consisting of three classes of shares, (a) Class A Shares, (b) Class B Shares, and (c) Class C Shares, and is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................(1-2) Cover Page.

Item 2.     Synopsis......................(1-2) Summary of Fund Expenses.

Item 3.     Condensed Financial
            Information...................(1-2) Performance Information;
                                          (1-2) Financial Highlights.

Item 4.     General Description of
            Registrant....................(1-2) General Information; (1-2)
                                          Investment Information; (1-2)
                                          Investment Objective; (1-2) Investment
                                          Policies; (1) Risks Associated with
                                          Financial Futures Contracts and
                                          Options on Financial Futures
                                          Contracts; (2) Hedging Strategies;
                                          (1-2) Investment Limitations.

Item 5.     Management of the Fund........(1-2) International Series, Inc.
                                          Information; (1-2) Management of the
                                          Corporation; (1-2) Distribution
                                          of Shares; (1-2) Administration of
                                          the Fund; (1) Brokerage Transactions.

Item 6.     Capital Stock and Other
            Securities....................(1-2) Shareholder Information; (1-2)
                                          Voting Rights; (1-2) Tax Information;
                                          (1-2) Federal Income Tax;
                                          (1-2) State and Local Taxes.

Item 7.     Purchase of Securities Being
            Offered.......................(1-2) Net Asset Value; (1-2) Investing
                                          in the Fund; (1-2) How to Purchase
                                          Shares; (1-2) Investing in Class A
                                          Shares; (1-2) Investing in Class B
                                          Shares; (1-2) Investing in Class C
                                          Shares; (1-2) Special Purchase
                                          Features; (1-2) Exchange Privilege;
                                          (1-2) Account and Shares Information.

Item 8.     Redemption or Repurchase......(1-2) How to Redeem Shares;
                                          (1-2) Special Redemption Features;
                                          (1-2) Contingent Deferred Sales
                                          Charge; (1-2) Elimination of
                                          Contingent Deferred Sales Charge.

Item 9.     Pending Legal Proceedings.....None.

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item 10.    Cover Page....................(1-2) Cover Page.
Item 11.    Table of Contents.............(1-2) Table of Contents.
Item 12.    General Information and
            History.......................(1-2) General Information About the
                                          Fund; (1-2) About Federated Investors.
Item 13.    Investment Objectives and
            Policies......................(1-2) Investment Objectives and
                                          Policies; (1-2) Investment
                                          Limitations.
Item 14.    Management of the
            Corporation...................(1-2) International Series, Inc.
                                          Management.
Item 15.    Control Persons and Principal
            Holders of Securities         (1-2) Fund Ownership.
Item 16.    Investment Advisory and Other
            Services......................(1-2) Investment Advisory Services;
                                          (1-2) Other Services.
Item 17.    Brokerage Allocation..........(1-2) Brokerage Transactions.
Item 18.    Capital Stock and Other
            Securities                    Not Applicable.
Item 19.    Purchase, Redemption and
            Pricing of Securities
            Being Offered.................(1-2) Purchasing Shares; (1-2)
                                          Distribution Plan and Shareholder
                                          Services; (1-2) Determining Net
                                          Asset Value; (1-2) Redeeming Shares.

Item 20.    Tax Status                    (1-2) Tax Status.
Item 21.    Underwriters                  Not Applicable.
Item 22.    Calculation of Performance
            Data..........................(1-2) Total Return; (1-2) Yield;
                                          (1-2) Performance Comparisons.
Item 23.    Financial Statements          (1-2)  Financial  Statements  are
                                          incorporated  by reference  from the
                                          Funds'  Annual  Reports  dated
                                          November 30, 1997.(File No. 811-3984).





FEDERATED INTERNATIONAL EQUITY FUND

(A Portfolio of International Series, Inc.)

Class A Shares, Class B Shares, Class C Shares

PROSPECTUS

The shares of Federated International Equity Fund (the "Fund") represent interests in a diversified investment portfolio of International Series, Inc. (the "Corporation"), an open-end, management investment company (a mutual fund). The Fund invests primarily in equity securities of non-U.S.
issuers to obtain a total return on its assets.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS,
INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.      This prospectus contains the
information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information for Class A Shares, Class B Shares and Class C Shares dated January 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund are maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated January 31, 1998

TABLE OF CONTENTS

 Summary of Fund Expenses 1 Financial Highlights--Class A Shares 2 Financial
 Highlights--Class B Shares 3 Financial Highlights--Class C Shares 4 General
 Information 5 Calling the Fund 5 Investment Information 5 Investment Objective
 5 Investment Policies 5 Portfolio Turnover 11 Investment Limitations 11 Net
 Asset Value 12 Investing in the Fund 12 Purchasing Shares 12 Purchasing Shares
 Through a Financial Intermediary 12 Purchasing Shares by Wire 13 Purchasing
 Shares by Check 13 Systematic Investment Program 13 Retirement Plans 13 Class A
 Shares 13 Class B Shares 14 Class C Shares 14 Redeeming and Exchanging Shares
 14 Redeeming or Exchanging Shares Through a Financial Intermediary 14 Redeeming or Exchanging Shares by Telephone 14 Redeeming or Exchanging Shares by Mail 15
 Requirements for Redemption 15 Requirements for Exchange 15 Systematic
 Withdrawal Program 15 Contingent Deferred Sales Charge 15 Account and Share
 Information 16 Confirmations and Account Statements 16 Dividends and
 Distributions 16 Accounts with Low Balances 16 International Series, Inc.
 Information 16 Management of the Corporation 16 Distribution of Shares 17
 Administration of the Fund 18 Brokerage Transactions 18 Shareholder Information
 19 Voting Rights 19 Tax Information 19 Federal Income Tax 19 State and Local
 Taxes 19 Performance Information 20


                            SUMMARY OF FUND EXPENSES
                           SHAREHOLDER TRANSACTION EXPENSES

                                                                   CLASS A       CLASS B       CLASS C
 Maximum Sales Charge Imposed on Purchases (as a percentage of
 offering price)                                                    5.50%         None          None
 Maximum Sales Charge Imposed on Reinvested Dividends (as a
 percentage of offering price)                                      None          None          None
 Contingent Deferred Sales Charge (as a percentage of original
 purchase price or redemption proceeds, as applicable)(1)           None          5.50%         1.00%
 Redemption Fee (as a percentage of amount redeemed, if
 applicable)                                                        None          None          None
 Exchange Fee                                                       None          None          None

                            ANNUAL OPERATING EXPENSES
                     (As a percentage of average net assets)*

 Management Fee                                                     1.00%         1.00%        1.00%
 12b-1 Fee                                                          None          0.75%        0.75%
 Total Other Expenses                                               0.77%         0.77%        0.77%
    Shareholder Services Fee                                   0.25%         0.25%         0.25%
 Total Operating Expenses(2)                                        1.77%         2.52%(3)     2.52%

(1) For shareholders of Class B Shares, the contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. For shareholders of Class C Shares, the contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of Shares redeemed within one year of their purchase date. For a more complete description, see "Contingent Deferred Sales Charge."

(2) The total Class A Shares operating expenses were 1.71% for the fiscal year ended November 30, 1997 and would have been 1.81% absent the voluntary waiver of a portion of the shareholder services fee. The total Class B Shares and Class C Shares operating expenses were 2.56% and 2.56% respectively, for the fiscal year ended November 30, 1997.

(3) Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

* Total operating expenses are estimated based on average expenses expected to be incurred during the period ending November 30, 1998. During the course of this period, expenses may be more or less than the average amount shown.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Purchasing Shares" and "International Series, Inc. Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.


EXAMPLE                                              CLASS A    CLASS B   CLASS C
 You would pay the following expenses on a $1,000 investment, assuming (1) 5%
 annual return, (2) redemption at the end of each time period, and (3) payment of the maximum sales charge.

 1 Year                                              $ 72        $ 82      $ 36
 3 Years                                             $108        $122      $ 78
 5 Years                                             $146        $157      $134
 10 Years                                            $252        $266      $286

You would pay the following expenses on the same investment, assuming no redemption.

 1 Year                                              $ 72        $ 26      $ 26
 3 Years                                             $108        $ 78      $ 78
 5 Years                                             $146        $134      $134
 10 Years                                            $252        $266      $286

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS--CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report dated January 15, 1998, on the Fund's financial statements for the year ended November 30, 1997, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free from charge.

                                                        YEAR ENDED NOVEMBER 30,
                            1997       1996      1995      1994      1993      1992     1991      1990    1989    1988
 NET ASSET VALUE,           $17.32    $17.89    $18.53    $16.49    $14.09    $14.44    $14.28   $17.59   $17.34  $19.99
 BEGINNING OF PERIOD
 INCOME FROM INVESTMENT
 OPERATIONS
   Net investment income      0.04*     0.03      0.09      0.15      0.06      0.10      0.11     0.19     0.18    0.19
   Net realized and
   unrealized gain (loss)
   on investments and
   foreign currency           0.95      1.38      0.17      1.96      2.53     (0.37)     0.37    (1.16)    1.60    3.27
   Total from investment      0.99      1.41      0.26      2.11      2.59     (0.27)     0.48    (0.97)    1.78    3.46
   operations
 LESS DISTRIBUTIONS
   Distributions from net
   investment income           --      (0.09)   (0.003)    (0.07)    (0.06)     (0.08)   (0.21)   (0.20)   (0.23)  (0.23)
   Distributions in excess
   of net investment
   income(a)                   --        --       --        --       (0.13)      --        --       --       --      --
   Total distributions         --      (0.09)   (0.003)    (0.07)    (0.19)     (0.08)   (0.21)   (0.20)   (0.23)  (0.23)
   from net investment
   income
   Distributions from net
   realized gain on
   investmens and foreign
   currency transactions     (0.38)    (1.89)    (0.90)     --        --         --      (0.11)   (2.14)   (1.30)  (5.88)
   Total distributions       (0.38)    (1.98)    (0.90)    (0.07)    (0.19)    (0.08)    (0.32)   (2.34)   (1.53)  (6.11)
 NET ASSET VALUE, END OF
 PERIOD                     $17.93    $17.32    $17.89    $18.53    $16.49    $14.09    $14.44   $14.28   $17.59  $17.34
 TOTAL RETURN(B)              5.89%     8.63%     1.60%    12.82%    18.52%    (1.86%)    3.49%   (6.72%)  11.55%  24.33%
 RATIOS TO AVERAGE NET
 ASSETS
   Expenses                   1.71%     1.68%     1.57%     1.61%     1.60%     1.57%     1.52%    1.32%    1.01%   1.00%
   Net investment income      0.23%     0.15%     0.42%     --        0.13%     0.69%     0.78%    1.39%    1.04%   1.43%
   Expense waiver/
   reimbursement(c)           0.10%     0.15%     0.18%     --        0.01%     0.02%     0.30%    0.25%    0.46%   0.28%
SUPPLEMENTAL DATA
   Net assets, end of
   period(000 omitted)    $134,858  $172,938  $191,911  $261,178  $192,860  $106,937  $101,980  $82,541  $65,560  $68,922
   Average commission
   rate paid(d)            $0.0032   $0.0018       --       --       --          --       --      --     --      --
   Portfolio turnover          210%      119%      166%       73%       74%       91%       84%     114%      85%     98%

* Amount based on average outstanding shares.

(a) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1997, WHICH CAN BE OBTAINED FREE OF CHARGE.

FINANCIAL HIGHLIGHTS--CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report dated January 15, 1998, on the Fund's financial statements for the year ended November 30, 1997, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free from charge.

                                                                            YEAR ENDED NOVEMBER 30,
                                                                      1997       1996    1995     1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                $17.04    $17.70    $18.50   $19.61
 INCOME FROM INVESTMENT OPERATIONS
   Net investment loss                                                (0.10)**  (0.03)    (0.08)   (0.01)
   Net realized and unrealized gain (loss) on investments and
   foreign currency                                                    0.92      1.26      0.18    (1.10)
   Total from investment operations                                    0.82      1.23      0.10    (1.11)
 LESS DISTRIBUTIONS
   Distributions from net investment income                            --       (0.00)(b)   --       --
   Distributions from net realized gain on investments and
   foreign currency transactions                                      (0.38)    (1.89)    (0.90)     --
   Total distributions                                                (0.38)    (1.89)    (0.90)     --
 NET ASSET VALUE, END OF PERIOD                                      $17.48    $17.04    $17.70   $18.50
 TOTAL RETURN(C)                                                       4.97%     7.59%     0.68%   (5.27)%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                            2.56%     2.58%     2.52%    2.59%*
   Net investment income                                              (0.59%)   (0.74%)   (0.52%)  (0.88%)*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                          $23,629   $16,707    $6,370   $1,214
   Average commission rate paid(d)                                  $0.0032   $0.0018       --       --
   Portfolio turnover                                                   210%      119%      166%      73%

* Computed on an annualized basis.

** Amount based on average outstanding shares.

(a) Reflects operations for the period from September 19, 1994 (start of business) to November 30, 1994.

(b) Distributions from net investment income is less than 0.01 per share.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1997, WHICH CAN BE OBTAINED FREE OF CHARGE.


FINANCIAL HIGHLIGHTS--CLASS C SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report dated January 15, 1998, on the Fund's financial statements for the year ended November 30, 1997, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free from charge.

                                                                      YEAR ENDED NOVEMBER 30,
                                                           1997        1996      1995     1994     1993(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                      $16.85     $17.50    $18.30    $16.41   $14.88
 INCOME FROM INVESTMENT OPERATIONS
   Net investment loss                                      (0.11)**   (0.10)    (0.12)    (0.05)   (0.04)
   Net realized and unrealized gain (loss) on
   investments and foreign currency                          0.92       1.34      0.22      1.98     1.57
   Total from investment operations                          0.81       1.24      0.10      1.93     1.53
 LESS DISTRIBUTIONS
   Distributions from net investment income                    --       0.00(b)  (0.00)(b)   --       --
   Distributions in excess of net investment income(c)         --       --         --      (0.04)     --
   Total distributions from net investment income           (0.00)      0.00     (0.00)    (0.04)     --
   Distributions from net realized gain on investments
   and foreign currency transactions                        (0.38)     (1.89)    (0.90)     0.00     0.00
   Total distributions                                      (0.38)     (1.89)    (0.90)    (0.04)    0.00
 NET ASSET VALUE, END OF PERIOD                            $17.28     $16.85    $17.50    $18.30   $16.41
 TOTAL RETURN(D)                                             4.96%      7.75%     0.69%    11.75%   10.28%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                  2.56%      2.57%     2.46%     2.55%    2.57%*
   Net investment income                                    (0.67%)    (0.72%)   (0.47%)   (0.91%)  (1.10%)*
   Expense waiver/reimbursement(e)                           0.00%      0.01%     0.04%     0.00%    0.01%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                 $8,841     $7,580    $7,146    $8,836   $2,852
   Average commission rate paid(f)                        $0.0032    $0.0018       --       --       --
   Portfolio turnover                                         210%       119%      166%       73%      74%

* Computed on an annualized basis.

** Amount based on average outstanding shares.

(a) Reflects operations for the period from March 31, 1993 (start of business) to November 30, 1993.

(b) Distributions from net investment income is less than 0.01 per share.

(c) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. These distributions do not represent a return of capital for federal income tax purposes.

(d) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(f) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1997, WHICH CAN BE OBTAINED FREE OF CHARGE.


GENERAL INFORMATION

The Corporation was established as FT International Trust, a Massachusetts business trust, on March 9, 1984, and reorganized as a corporation under the laws of the State of Maryland on February 11, 1991. At a special meeting of shareholders held on March 15, 1994, the shareholders of the Corporation approved an amendment to the Articles of Incorporation to change the name of the Corporation to International Series, Inc. Class A Shares, Class B Shares, and Class C Shares are designed for investors who wish to spread their investments beyond the United States and who are prepared to accept the particular risks associated with these investments as a convenient means of accumulating an interest in a professionally managed diversified portfolio of non-U.S. securities.

The Fund's current net asset value and offering price can be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

CALLING THE FUND

Call the Fund at 1-800-341-7400.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The Fund's objective is to obtain a total return on its assets. The objective is based on the premise that investing in non-U.S. securities provides three potential benefits over investing solely in U.S. securities:

   * the opportunity to invest in non-U.S. companies believed to have superior growth potential;
   * the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States; and
   * the opportunity to reduce portfolio volatility to the extent that securities markets inside and outside the United States do not move in harmony.

While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment policies may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in the objective or policies becomes effective.

INVESTMENT POLICIES

ACCEPTABLE INVESTMENTS

The Fund invests primarily in non-U.S. securities. A substantial portion of these will be equity securities of established companies in economically developed countries. The Fund will invest at least 65%, and under normal market conditions substantially all of its total assets, in equity securities denominated in foreign currencies, including European Currency Units, of issuers located in at least three countries outside of the United States and sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and European Depositary Receipts ("EDRs"), collectively, "Depositary Receipts." The Fund may also purchase corporate and government fixed income securities denominated in currencies other than U.S. dollars; enter into forward commitments, repurchase agreements, and foreign currency transactions; maintain reserves in foreign or U.S. money market instruments; and purchase options and financial futures contracts.

EQUITY AND FIXED INCOME SECURITIES

At the date of this prospectus, the Fund has committed its assets primarily to dividend-paying equity securities of established companies that appear to have growth potential. However, as a temporary defensive position, the Fund may shift its emphasis to fixed income securities, warrants, or other obligations of foreign companies or governments, if they appear to offer potential higher return. Fixed income securities include preferred stock, convertible securities, bonds, notes, or other debt securities which are investment grade or higher. However, in no event will the Fund invest more than 25% of its total assets in the debt securities of any one foreign country.

The high-quality debt securities in which the Fund will invest will possess a minimum credit rating of A as assigned by Standard & Poor's Ratings Group ("S&P") or A by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, will be judged by Federated Global Research Corp., the Fund's investment adviser (the "Adviser"), to be of comparable quality. Because the average quality of the Fund's portfolio investments should remain constantly between A and AAA, the Fund will seek to avoid the adverse consequences that may arise for some debt securities in difficult economic circumstances. Downgraded securities will be evaluated on a case by case basis by the Adviser. The Adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. A description of the ratings categories is contained
in the Appendix to the Statement of Additional Information.     The prices of
fixed-income securities generally fluctuate inversely to the direction of
interest rates.      CONVERTIBLE SECURITIES

Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock. Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stock; units consisting of usable bonds and warrants; or securities which cap or otherwise limit returns to the convertible security holder, such as DECS- (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when issued as a debt security), LYONS- (Liquid Yield Option Notes, which are corporate bonds that are purchased at prices below par with no coupons and are convertible into stock), PERCS- (Preferred Equity Redemption Cumulative Stock (an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity), and PRIDES- (Preferred Redeemable Increased Dividend Securities (which are essentially the same as DECS; the difference is little more than who initially underwrites the issue).

Convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on the issuer's balance sheet. Hence, an issuer with investment grade senior debt may issue convertible securities with ratings less than investment grade or not rated. Convertible securities rated below investment grade may be subject to some of the same risks as those inherent in junk bonds. The Fund does not limit convertible securities by rating, and there is no minimal acceptance rating for a convertible security to be purchased or held in the Fund. Therefore, the Fund invests in convertible securities irrespective of their ratings. This could result in the Fund purchasing and holding, without limit, convertible securities rated below investment grade by an NRSRO or in the Fund holding such securities where they have acquired a rating below investment grade after the Fund has purchased it.

The Fund's investments in convertible securities will not be subject to the quality rating limit on other securities in which the Fund invests.

DEPOSITARY RECEIPTS

The Fund may invest in foreign issuers by purchasing sponsored or unsponsored ADRs, GDRs, and EDRs. ADRs are depositary receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored Depositary Receipts may not entitle the Fund to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored Depositary Receipts.

FORWARD COMMITMENTS

Forward commitments are contracts to purchase securities for a fixed price at a date beyond customary settlement time. The Fund may enter into these contracts if liquid securities in amounts sufficient to meet the purchase price are segregated on the Fund's records at the trade date and maintained until the transaction has been settled. Risk is involved if the value of the security declines before settlement. Although the Fund enters into forward commitments with the intention of acquiring the security, it may dispose of the commitment prior to settlement and realize short-term profit or loss.

MONEY MARKET INSTRUMENTS

The Fund may invest in U.S. and foreign short-term money market instruments, including interest-bearing call deposits with banks, government obligations, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate debt securities, and repurchase agreements. The commercial paper in which the Fund invests will be rated A-1 by S&P or P-1 by Moody's. These investments may be used to temporarily invest cash received from the sale of Fund Shares, to establish and maintain reserves for temporary defensive purposes, or to take advantage of market opportunities. Investments in the World Bank, Asian Development Bank, or Inter-American Development Bank are not anticipated.

REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed-upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such
securities.      INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

OPTIONS AND FINANCIAL FUTURES CONTRACTS

The Fund may purchase put and call options, financial futures contracts, and options on financial futures contracts. In addition, the Fund may write (sell) put and call options with respect to securities in the Fund's portfolio.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such
commitments.     RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Directors, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase together with other illiquid securities including repurchase agreements providing for settlement in more than seven days after notice and certain over-the-counter options to 15% of its net assets.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis up to one-third the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

FOREIGN CURRENCY TRANSACTIONS

The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.

The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.

Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated on the Fund's records and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between the trade date and settlement date will vary between 24 hours and 30 days, depending upon local custom.

The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the Adviser will consider the likelihood of changes in currency values when making investment decisions, the Adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency. No more than 30% of the Fund's assets will be committed to forward contracts for hedging purposes at any time. (This restriction does not include forward contracts entered into to settle securities transactions.)

PUT AND CALL OPTIONS WITH RESPECT TO EQUITY SECURITIES

The Fund may purchase put and call options on its portfolio of securities. Put and call options will be used as a hedge to attempt to protect securities which the Fund holds, or will be purchasing, against decreases or increases in value. The Fund is also authorized to write (sell) put and call options on all or any portion of its portfolio of securities to generate income. The Fund may write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. In the case of put options written by the Fund, the Corporation's custodian will segregate cash, U.S. Treasury obligations, or highly liquid debt securities with a value equal to or greater than the exercise price of the underlying securities.

The Fund is authorized to invest in put and call options that are traded on securities exchanges. The Fund may also purchase and write over-the-counter options ("OTC options") on portfolio securities in negotiated transactions with the buyers or writers of the options since options on some of the portfolio securities held by the Fund are not traded on an exchange. The Fund will purchase and write OTC options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Adviser.

OTC options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while OTC options may not. Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market on an exchange which may or may not exist for any particular call or put option at any specific time. The absence of a liquid secondary market also may limit the Fund's ability to dispose of the securities underlying an option. The inability to close options also could have an adverse impact on the Fund's ability to effectively hedge its portfolio.

FINANCIAL FUTURES AND OPTIONS ON FINANCIAL FUTURES

The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio securities against changes in interest rates or securities prices. Financial futures contracts on securities call for the delivery of particular securities at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time. A financial futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index.

The Fund may also write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value resulting from anticipated increases in market interest rates or broad declines in securities prices. When the Fund writes a call option on a financial futures contract, it is undertaking the obligation of selling the financial futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as a purchaser of a put option on a financial futures contract, the Fund is entitled (but not obligated) to sell a financial futures contract at the fixed price during the life of the option.

The Fund may also write put options and purchase call options on financial futures contracts as a hedge against rising purchase prices of securities eligible for purchase by the Fund. The Fund will use these transactions to attempt to protect its ability to purchase securities in the future at price levels existing at the time it enters into the transactions. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

The Fund may not purchase or sell financial futures contracts or options on financial futures contracts if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing financial futures positions and premiums paid for related options would exceed 5% of the fair market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts it has entered into. When the Fund purchases financial futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the financial futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian to collateralize the position and, thereby, insure that the use of such financial futures contracts is unleveraged.

RISK CONSIDERATIONS

Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. In an attempt to reduce some of these risks, the Fund diversifies its investments broadly among foreign countries, including both developed and developing countries. At least three different countries will always be represented. As of November 30, 1996, the portfolio contained securities from issuers located primarily in Japan, the United Kingdom, France, Hong Kong, Germany, Switzerland, and Malaysia. There are also investments in several other countries.

The Fund occasionally takes advantage of the unusual opportunities for higher returns available from investing in developing countries. As discussed in the Statement of Additional Information, however, these investments carry considerably more volatility and risk because they are associated with less mature economies and less stable political systems.

The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven
days.     With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the United
States.      Brokerage commissions, custodial services, and other costs relating to investment may be more expensive than in the United States. Foreign markets may have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

CURRENCY RISKS

Because the majority of the securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's NAV; the value of interest earned; gains and losses realized on the sales of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of the Fund assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of Fund assets denominated in that currency will decrease.

The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund will not convert its holdings of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.

FOREIGN COMPANIES

Other differences between investing in foreign and U.S. companies include:

   * less publicly available information about foreign companies; * the lack of uniform accounting, auditing, and financial reporting standards and practices or regulatory requirements comparable to those applicable to U.S. companies;
   * less readily available market quotations on foreign companies; * differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;
   * differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;
   * the limited size of many foreign securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities;
   * the likelihood that foreign securities may be less liquid or more volatile;
   * foreign brokerage commissions may be higher;
   * unreliable mail service between countries;
   * political or financial changes which adversely affect investments in some countries;
   * increased risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities;
   * certain markets may require payment for securities before delivery; * religious and ethnic instability; and * certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests.

U.S. GOVERNMENT POLICIES

In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Investors are advised that when such policies are instituted, the Fund will abide by them.

SHORT SALES

The Fund intends to sell securities short from time to time, subject to certain restrictions. A short sale occurs when a borrowed security is sold in anticipation of a decline in its price. If the decline occurs, Shares equal in number to those sold short can be purchased at the lower price. If the price increases, the higher price must be paid. The purchased shares are then returned to the original lender. Risk arises because no loss limit can be placed on the transaction. When the Fund enters into a short sale, assets, equal to the market price of the securities sold short or any lesser price at which the Fund can obtain such securities, are segregated on the Fund's records and maintained until the Fund meets its obligations under the short sale.

RISKS ASSOCIATED WITH FINANCIAL FUTURES CONTRACTS AND OPTIONS ON FINANCIAL FUTURES CONTRACTS

Financial futures contracts and options on financial futures contracts can be highly volatile and could result in a reduction of the Fund's total return. The Fund's attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Fund uses financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Fund. This may cause the financial futures contract and any related options to react to market changes differently than the portfolio securities. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors, such as interest rate, securities price movements, and other economic factors. In these events, the Fund may lose money on the financial futures contract or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although the Adviser will consider liquidity before entering into financial futures contracts or options on financial futures contracts transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Fund's ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If the Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the losses to the Fund could be significant.

PORTFOLIO TURNOVER

The Fund does not attempt to set or meet any specific portfolio turnover rate, since turnover is incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. High turnover rates may result in higher brokerage commissions and capital gains. See "Tax Information" in this prospectus.

INVESTMENT LIMITATIONS

The Fund will not:

   * with respect to 75% of the value of its total assets, invest more than 5% of the value of its total assets in the securities (other than securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) of any one issuer;
   * acquire more than 10% of the outstanding voting securities of any one issuer, or acquire any securities of Fiduciary Trust Company International or its affiliates;
   * sell securities short except under strict limitations; * borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings; nor
   * permit margin deposits for financial futures contracts held by the Fund, plus premiums paid by it for open options on financial futures contracts, to exceed 5% of the fair market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

The Fund will not:

   * purchase put options on securities unless the securities or an offsetting call option are held in the Fund's portfolio.

   * invest more than 15% of the value of its net assets in illiquid securities, including securities determined by the Directors not to be liquid, repurchase agreements with maturities longer than seven days after notice and certain OTC options.

NET ASSET VALUE

The Fund's net asset value ("NAV") per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

All purchases, redemptions and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund. The NAV is detemined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open.

INVESTING IN THE FUND

This prospectus offers three classes of Shares each with the characteristics described below.

                          CLASS A      CLASS B       CLASS C
 Minimum and
 Subsequent
 Investment Amounts      $1500/$100    $1500/$100   $1500/$100
 Minimum and
 Subsequent
 Investment Amount
 for Retirement Plans    $250/$100     $250/$100    $250/$100
 Maximum Sales Charge    5.50%*        None         None
 Maximum Contingent
 Deferred Sales
 Charge**                None          5.50+        1.00%#
 Conversion Feature      No            Yes++        No

* Class A Shares are sold at NAV, plus a sales charge as follows:

                                                   SALES CHARGE          DEALER
                                                AS A PERCENTAGE OF    CONCESSION AS
                                           PUBLIC           NET      A PERCENTAGE OF
                                          OFFERING         AMOUNT    PUBLIC OFFERING
       AMOUNT OF TRANSACTION                PRICE         INVESTED       PRICE
   Less than $50,000                        5.50%          5.82%         5.00%
   $50,000 but less than $100,000           4.50%          4.71%         4.00%
   $100,000 but less than $250,000          3.75%          3.90%         3.25%
   $250,000 but less than $500,000          2.50%          2.56%         2.25%
   $500,000 but less than $1 million        2.00%          2.04%         1.80%
   $1 million or greater                    0.00%          0.00%         0.25%


** Computed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.

+ The following contingent deferred sales charge schedule applies to Class B
Shares:

 YEAR OF REDEMPTION              CONTINGENT DEFERRED
 AFTER PURCHASE                      SALES CHARGE
 First                                5.50%
 Second                               4.75%
 Third                                4.00%
 Fourth                               3.00%
 Fifth                                2.00%
 Sixth                                1.00%
 Seventh and thereafter               0.00%

++ Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase. See "Conversion of Class B Shares."

# The contingent deferred sales charge is assessed on Shares redeemed within one year of their purchase date.

PURCHASING SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. Shareholders in certain other funds advised and distributed by affiliates of Federated Investors ("Federated Funds") may exchange their Shares for Shares of the corresponding class of the Fund. The Fund reserves the right
to reject any purchase or exchange request.      In connection with any sale,
Federated Securities Corp., may, from time to time, offer certain items of nominal value to any shareholder or investor.

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediaries and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly. Financial intermediaries may charge additional fees for their services.

The financial intermediaries which maintain investor accounts in Class B Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial intermediaries may be subject to reclaim by the distributor for accounts transferred to financial intermediaries which do not maintain investor accounts on a fully disclosed basis and do not account for
share ownership periods.      PURCHASING SHARES BY WIRE     Shares may be
purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA 02266-8600; Attention: EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number--this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are
restricted.      PURCHASING SHARES BY CHECK     Shares may be purchased by
mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

SYSTEMATIC INVESTMENT PROGRAM

Under this program, funds in a minimum amount of $50 may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund. Shareholders should contact their financial intermediary or the Fund to participate in this program.
     RETIREMENT PLANS     Fund Shares can be purchased as an investment for
retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.

CLASS A SHARES

Class A Shares are sold at NAV, plus a sales charge. However:

NO SALES CHARGE IS IMPOSED FOR CLASS A SHARES PURCHASED:

   * through financial intermediaries that do not receive sales charge dealer concessions;
   * by Federated Life Members; or
   * through "wrap accounts" or similar programs under which clients pay a fee for services.

IN ADDITION, THE SALES CHARGE CAN BE REDUCED OR ELIMINATED BY:

   * purchasing in quantity and accumulating purchases at the levels in the table under "Investing in the Fund";
   * combining concurrent purchases of two or more funds; * signing a letter of intent to purchase a specific quantity of shares within 13 months; or
   * using the reinvestment privilege.

Consult a financial intermediary or Federated Securities Corp. for details on these programs. In order to eliminate the sales charge or receive sales charge reductions, Federated Securities Corp. must be notified by the shareholder in writing or by a financial intermediary at the time of purchase.

DEALER CONCESSION

For sales of Class A Shares, a dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end. The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the establishment of customer accounts and purchases of Shares.

CLASS B SHARES

Class B Shares are sold at NAV. Under certain circumstances, a contingent deferred sales charge will be assessed at the time of a redemption. Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.

CONVERSION OF CLASS B SHARES

Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. Such conversion will be on the basis of the relative NAVs per Share, without the imposition of any charges. Class B Shares acquired by exchange from Class B Shares of another Federated Fund will convert into Class A Shares based on the time of the initial purchase.

CLASS C SHARES

Class C Shares are sold at NAV. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase.

REDEEMING AND EXCHANGING SHARES

Shares of the Fund may be redeemed for cash or exchanged for Shares of the same class of other Federated Funds on days on which the Fund computes its NAV. Shares are redeemed at NAV less any applicable contingent deferred sales charge. Redemption proceeds will normally be sent the following day. However, in order to protect shareholders of the Fund from possible detrimental effects of redemptions, the Adviser may cause a delay of two to seven days in sending redemption proceeds during certain periods of market volatility or for certain shareholders. Exchanges are made at NAV. Shareholders who desire to automatically exchange Shares, of a like class, in a pre-determined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. Information on this privilege is available from the Fund or your financial intermediary. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged.

REDEEMING OR EXCHANGING SHARES THROUGH A FINANCIAL INTERMEDIARY

Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m. (Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.

REDEEMING OR EXCHANGING SHARES BY TELEPHONE

Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming or Exchanging Shares by Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.

REDEEMING OR EXCHANGING SHARES BY MAIL

Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.

All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the Shares are registered. Dividends are paid up to and including the day that a redemption or exchange request is processed.

REQUIREMENTS FOR REDEMPTION

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

REQUIREMENTS FOR EXCHANGE

Shareholders must exchange Shares having an NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Contact your financial intermediary directly or the Fund for free information on and prospectuses for the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

SYSTEMATIC WITHDRAWAL PROGRAM

Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder of not less than $100. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through his financial intermediary or by calling the Fund.

Because participation in this program may reduce, and eventually deplete the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. It is not advisable for shareholders to continue to purchase Class A Shares subject to a sales charge while participating in this program. A contingent deferred sales charge may be imposed on Class B and C Shares.

CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. The contingent deferred sales charge will not be imposed with respect to Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held.

ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:

   * following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;
   * representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 701U2;
   * which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;
   * which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;
   * which are reinvested in the Fund under the reinvestment privilege; * of Shares held by Directors, employees and sales representatives of the
     Fund, the distributor, or affiliates of the Fund or distributor, employees of any financial intermediary that sells Shares of the Fund pursuant to a sales agreement with the distributor, and their immediate family members to the extent that no payments were advanced for purchases made by these persons; and
   * of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.

For more information regarding the elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, or any of the above provisions, contact your financial intermediary or the Fund. The Fund reserves the right to discontinue or modify these provisions. Shareholders will be notified of such action.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared and paid annually to all shareholders invested in the Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may close an account by redeeming Shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Retirement plan accounts and accounts where the balance falls below the minimum due to NAV changes will not be closed in this manner. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

INTERNATIONAL SERIES, INC. INFORMATION

MANAGEMENT OF THE CORPORATION

BOARD OF DIRECTORS

The Corporation is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Global Research Corp., the Fund's investment adviser, subject to direction by the Board of Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

   ADVISORY FEES

   The Adviser receives an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by many mutual funds with similar objectives and policies. The Adviser may voluntarily waive a portion of its fee. The Adviser can terminate this voluntary waiver at any time at its sole discretion.

   ADVISER'S BACKGROUND

   Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

   Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide.

Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of these codes are subject to review by the Board of Directors, and could result in severe penalties.

Henry A. Frantzen has been the Fund's portfolio manager since September 1995. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's investment adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. He was the Executive Vice President and Director of Equities at Oppenheimer Management Corporation from 1989 to 1991.

Drew J. Collins has been the Fund's portfolio manager since September 1995. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at Arnhold and S. Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/ Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

The distributor will pay dealers an amount equal to 5.50% of the net asset vale of Class B Shares purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from the assets of the Fund. Dealers may voluntarily waive receipt of all or any portion of these payments. The distributor may pay a portion of the distribution fee discussed below to financial institutions that waive all or any portion of the advance payments.

The distributor may offer to pay financial institutions an amount up to 1.00% of the NAV of Class C Shares purchased by their clients or customers at the time of purchase. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund. Financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.

DISTRIBUTION PLAN (CLASS B SHARES AND CLASS C SHARES ONLY) AND SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), Class B Shares and Class C Shares will pay a fee to the distributor in an amount computed at an annual rate of 0.75% of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. For Class C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of 0.75% of each class of Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales services and distribution-related support
services pursuant to the Distribution Plan.      The Distribution Plan is a
compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from payments made by Shares under the
Distribution Plan.     In addition, the Fund has entered into a Shareholder
Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily NAV of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder
Services.      SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS     Federated
Securities Corp. will pay financial institutions, at the time of purchase of Class A Shares, an amount equal to 0.50% of the NAV of Class A Shares purchased by their clients or customers under certain qualified plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the program within 12 months after purchase.)

Furthermore, with respect to Class A Shares, Class B Shares, and Class C Shares, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its
affiliates.      ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Corporation and the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:

 MAXIMUM              AVERAGE AGGREGATE
   FEE                 DAILY NET ASSETS
 0.150%            on the first $250 million
 0.125%            on the next $250 million
 0.100%            on the next $250 million
 0.075%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet this criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Corporation have equal voting rights, except that in matters affecting only a portfolio or class, only Shares of that portfolio or class are entitled to vote.

Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Fund's outstanding shares of all series entitled to vote.

As of January 7, 1998, the following shareholder of record owned 25% or more of the outstanding Class C Shares of the Fund: Keith Co., owned approximately 195,254 Class CShares (29.97%) and, therefore, may for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters
presented for a vote of shareholders.      TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. However, the Fund may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company ("PFIC"). Federal income taxes may be imposed on the Fund upon disposition of PFIC investments.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemptions on this income. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

STATE AND LOCAL TAXES

Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Fund advertises the total return for each class of Shares.

Total return represents the change, over a specified period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The performance information reflects the effect of non-recurring charges, such as the maximum sales charge and contingent deferred sales charges, which, if excluded, would increase the total return.

Total return will be calculated separately for Class A Shares, Class B Shares, and Class C Shares. Expense differences between Class A Shares, Class B Shares, and Class C Shares may affect the performance of each class.

From time to time, advertisements for Class A Shares, Class B Shares, and Class C Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, and Class C Shares to certain indices.

FEDERATED INTERNATIONAL
EQUITY FUND
CLASS A SHARES, CLASS B SHARES, CLASS C SHARES

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Global Research Corp.
175 Water Street
New York, NY 10038-4965

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222

[Graphic]

FEDERATED INTERNATIONAL EQUITY FUND (A Portfolio of International Series, Inc.)

Class A Shares, Class B Shares, Class C Shares

PROSPECTUS

JANUARY 31, 1998

An Open-End, Diversified Management Investment Company

[Graphic]

Federated Securities Corp., Distributor
1-800-341-7400
www.federatedinvestors.com

Cusip 46031P308
Cusip 46031P605
Cusip 46031P407
G00692-02-ABC (1/98)
[Graphic]






FEDERATED INTERNATIONAL EQUITY FUND

(A PORTFOLIO OF INTERNATIONAL SERIES, INC.)

CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectus of Federated International Equity Fund (the "Fund"), a portfolio of International Series, Inc. (the "Corporation") dated January 31, 1998. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by calling 1-800-341-7400.

INTERNATIONAL SERIES, INC.

FEDERATED INVESTORS FUNDS

5800 CORPORATE DRIVE

PITTSBURGH, PA 15237-7000

Statement dated January 31, 1998

[Graphic]

Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 46031P308
Cusip 46031P605
Cusip 46031P407
1010302B (1/98)

[Graphic]

TABLE OF CONTENTS

 GENERAL INFORMATION ABOUT THE FUND 1 INVESTMENT OBJECTIVE AND POLICIES 1 Types of Investments 1 Convertible Securities 1 When-Issued and Delayed Delivery Transactions 1 Repurchase Agreements 2 Lending Portfolio Securities 2 Restricted and Illiquid Securities 2 Futures and Options Transactions 2 Portfolio Turnover 5 INVESTMENT LIMITATIONS 5 Diversification of Investments 5 Acquiring Securities 5 Concentration of Investments 5 Borrowing 6 Pledging Assets 6 Buying on Margin 6 Issuing Senior Securities 6 Underwriting 6 Investing in Real Estate 6 Investing in Commodities 6 Lending Cash or Securities 6 Investing in Minerals 6 Selling Short 6 Purchasing Securities to Exercise Control 6 Investing in Illiquid Securities 7 Dealing in Puts and Calls 7 INTERNATIONAL SERIES, INC. MANAGEMENT 7 Fund Ownership 11 Director Compensation 11 INVESTMENT ADVISORY SERVICES 12 Adviser to the Fund 12 Advisory Fees 12 BROKERAGE TRANSACTIONS 12 OTHER SERVICES 12 Fund Administration 12 Custodian and Portfolio Accountant 13 Transfer Agent 13 Independent Public Accountants 13 Purchasing Shares 13 Quantity Discounts and Accumulated Purchases 13 Concurrent Purchases 13 Letter of Intent 13 Reinvestment Privilege 14 Conversion of Class B Shares 14 DISTRIBUTION PLAN AND SHAREHOLDER SERVICES 14 Purchases by Sales Representatives, Fund Directors, and Employees15 DETERMINING NET ASSET VALUE 15 Determining Market Value of Securities 15 Trading in Foreign Securities 15 REDEEMING SHARES 16 Redemption in Kind 16 Contingent Deferred Sales Charge 16 TAX STATUS 17 The Fund's Tax Status 17 Foreign Taxes 17 Shareholders' Tax Status 17 TOTAL RETURN 17 PERFORMANCE COMPARISONS 17 Economic and Market Information 18 ABOUT FEDERATED INVESTORS 18 Mutual Fund Market 19 Institutional Clients 19 Bank Marketing 19 Broker/Dealers and Bank Broker/Dealer Subsidaries 19 FINANCIAL STATEMENTS 19 APPENDIX 20

GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio in International Series, Inc. (the "Corporation"), which was established as FT International Trust, a Massachusetts business trust, under a Declaration of Trust dated March 9, 1984, and reorganized as a corporation under the laws of the state of Maryland on February 11, 1991. At a special meeting of shareholders held on March 15, 1994, the shareholders of the Corporation approved an amendment to the Articles of Incorporation to change the name of the Corporation from FT Series, Inc., to International Series, Inc.

Shares of the Fund are offered in three classes, known as Class A Shares, Class B Shares, and Class C Shares (individually and collectively referred to as "Shares" as the context may require). This Statement of Additional Information relates to all three classes of the above-mentioned Shares.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to obtain a total return on its assets. The objective is based on the premise that investing in non-U.S. securities provides three potential benefits over investing solely in U.S. securities:

   * the opportunity to invest in non-U.S. companies believed to have superior growth potential;
   * the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States; and
   * the opportunity to reduce portfolio volatility to the extent that securities markets inside and outside the United States do not move in harmony.

TYPES OF INVESTMENTS

The Fund invests in a diversified portfolio composed primarily of non-U.S. securities. A substantial portion of these instruments will be equity securities of established companies in economically developed countries. The Fund will invest at least 65%, and under normal market conditions, substantially all of its total assets, in equity securities denominated in foreign currencies, including European Currency Units, of issuers located in at least three countries outside of the United States and sponsored or unsponsored American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts, collectively, "Depositary Receipts." The Fund may also purchase investment grade fixed-income securities and foreign government securities; enter into forward commitments, repurchase agreements, and foreign currency transactions; and maintain reserves in foreign or U.S. money market instruments.

CONVERTIBLE SECURITIES

DECS, or similar instruments marketed under different names, offer a substantial dividend advantage with the possibility of unlimited upside potential if the price of the underlying common stock exceeds a certain level. DECS convert to common stock at maturity. The amount received is dependent on the price of the common stock at the time of maturity. DECS contain two call options at different strike prices. The DECS participate with the common stock up to the first call price. They are effectively capped at that point unless the common stock rises above a second price point, at which time they participate with unlimited upside potential.

PERCS, or similar instruments marketed under different names, offer a substantial dividend advantage, but capital appreciation potential is limited to a predetermined level. PERCS are less risky and less volatile than the underlying common stock because their superior income mitigates declines when the common stock falls, while the cap price limits gains when the common stock rises.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Federated Global Research Corp., the Fund's investment adviser (the "Adviser") to be creditworthy.

LENDING PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

RESTRICTED AND ILLIQUID SECURITIES

The ability of the Directors to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933. The Directors consider the following criteria in determining the liquidity of certain restricted securities:

   * the frequency of trades and quotes for the security;
   * the number of dealers willing to purchase or sell the security and the number of other potential buyers;
   * dealer undertakings to make a market in the security; and * the nature of the security and the nature of the marketplace trades.

FUTURES AND OPTIONS TRANSACTIONS

The Fund may engage in futures and options hedging transactions. In an effort to reduce fluctuations in the net asset value of Shares, the Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase its current income. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on financial futures contracts may be closed out only on the exchange on which the position was established.

FUTURES CONTRACTS

The Fund may engage in transactions in futures contracts. A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. However, a stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying securities in the
index is made.     The purpose of the acquisition or sale of a futures contract by the Fund is to protect the Fund from fluctuations in the value of its securities caused by anticipated changes in interest rates or market conditions without necessarily buying or selling the securities. For example, in the fixed-income securities market, price generally moves inversely to interest rates. A rise in rates generally means a drop in price. Conversely, a drop in rates generally means a rise in price. In order to hedge its holdings of fixed-income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed-income securities may decline during the anticipated holding period. The Fund would "go long" (i.e., agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.
PUT OPTIONS ON FUTURES CONTRACTS

The Fund may engage in transactions in put options on futures contracts. The Fund may purchase listed put options on futures contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. The Fund would purchase put options on futures contracts to protect portfolio securities against decreases in value resulting from market factors, such as an anticipated increase in interest rates.

Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option may be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities. Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

When the Fund sells a put on a futures contract, it receives a cash premium which can be used in whatever way is deemed most advantageous to the Fund. In exchange for such premium, the Fund grants to the purchaser of the put the right to receive from the Fund, at the strike price, a short position in such futures contract, even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The Fund has no obligation to return premiums paid to it whether or not the option is exercised. It will generally be the policy of the Fund, in order to avoid the exercise of an option sold by it, to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless it is determined to be in the Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by the Fund of an option having the same term as the option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction.

CALL OPTIONS ON FUTURES CONTRACTS

The Fund may engage in transactions in call options on futures contracts. In addition to purchasing put options on futures, the Fund may write listed call options on futures contracts to hedge its portfolio against, for example, an increase in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise or as stock prices fall, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase. In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can help substantially to offset the drop in value of the Fund's portfolio securities. Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then help offset the decrease in value of the hedged securities.

When the Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract.

The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio (including cash or cash equivalents) plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"MARGIN" IN FUTURES TRANSACTIONS

Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with the custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contracts initial margin does not involve a borrowing by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

REGULATORY RESTRICTIONS

To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid status as a "commodity pool operator," the Fund will not enter into a futures contract, or purchase an option thereon, if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures, would exceed 5% of the total assets of the Fund. The Fund will not engage in transactions in futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the value of assets which the Fund holds or intends to purchase. When futures contracts or options thereon are purchased in order to protect against a price increase on securities or other assets intended to be purchased later, it is anticipated that at least 75% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of (1) accrued profit on such contracts held by the broker; (2) cash or high-quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days or less.

PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES

The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES

The Fund may write covered call options to generate income. As a writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration).

OVER-THE-COUNTER OPTIONS

The Fund may purchase and write over-the-counter options ("OTC options") on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by the Fund and not traded on an exchange.

OTC options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

WARRANTS

The Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

ADDITIONAL RISK CONSIDERATIONS

The Directors consider at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of the Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Directors also consider the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories. However, in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Adviser, any losses resulting from the holding of the Funds' portfolio securities in foreign countries and/or with securities depositories will be at the risk of shareholders. No assurance can be given that the Directors' appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

PORTFOLIO TURNOVER

The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. Portfolio securities will be sold when the Adviser believes it is appropriate, regardless of how long those securities have been held. For the fiscal years ended November 30, 1997, and 1996, the portfolio turnover rates were 210% and 119%, respectively.

INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS

With respect to 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.

ACQUIRING SECURITIES

The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer, or acquire any securities of Fiduciary Trust Company International or its affiliates.

CONCENTRATION OF INVESTMENTS

The Fund will not invest more than 25% of its total assets in securities of issuers having their principal business activities in the same industry.

BORROWING

The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not purchase securities while outstanding borrowings exceed 5% of the value of its total assets. (This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities would be inconvenient or disadvantageous.)

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate assets, except when necessary for permissible borrowings. In those cases, it may pledge assets having a value of 15% of its assets taken at cost. Neither the deposit of underlying securities or other assets in escrow in connection with the writing of put or call options or the purchase of securities on a when-issued basis, nor margin deposits for the purchase and sale of financial futures contracts and related options are deemed to be a pledge.

BUYING ON MARGIN

The Fund will not purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of transactions, except that the Fund may make margin payments in connection with its use of financial futures contracts or related options and transactions.

ISSUING SENIOR SECURITIES

The Fund will not issue senior securities except in connection with transactions described in other investment limitations or as required by forward commitments to purchase securities or currencies.

UNDERWRITING

The Fund will not underwrite or participate in the marketing of securities of other issuers, except as it may be deemed to be an underwriter under federal securities law in connection with the disposition of its portfolio securities.

INVESTING IN REAL ESTATE

The Fund will not invest in real estate, although it may invest in securities secured by real estate or interests in real estate or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

INVESTING IN COMMODITIES

The Fund will not purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options on financial futures contracts, provided that the sum of its initial margin deposits for financial futures contracts held by the Fund, plus premiums paid by it for open options on financial futures contracts may not exceed 5% of the fair market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts. Further, the Fund may engage in foreign currency transactions and purchase or sell forward contracts with respect to foreign currencies and related options.

LENDING CASH OR SECURITIES

The Fund will not lend any assets except portfolio securities. This shall not prevent the purchase or holding of bonds, debentures, notes, certificates of indebtedness, or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objective and policies or its Articles of Incorporation.

INVESTING IN MINERALS

The Fund will not invest in interests in oil, gas, or other mineral exploration or development programs, other than debentures or equity stock interests.

SELLING SHORT

The Fund will not sell securities short unless (1) it owns, or has a right to acquire, an equal amount of such securities, or (2) it has segregated an amount of its other assets equal to the lesser of the market value of the securities sold short or the amount required to acquire such securities. The segregated amount will not exceed 10% of the Fund's net assets. While in a short position, the Fund will retain the securities, rights, or segregated assets.

Except as noted, the above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Except as noted, shareholders will be notified before any material change in these limitations becomes effective.

PURCHASING SECURITIES TO EXERCISE CONTROL

The Fund will not purchase securities of a company for the purpose of exercising control or management.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including certain restricted securities not determined to be liquid under criteria established by the Directors, repurchase agreements with maturities longer than seven days after notice, and certain
over-the-counter options.      DEALING IN PUTS AND CALLS

The Fund will not write call options or put options on securities, except hat the Fund may write covered call options and secured put options on all or any portion of its portfolio, provided the securities are held in the Fund's portfolio or the Fund is entitled to them in deliverable form without further payment or the Fund has segregated cash in the amount of any further payments. The Fund will not purchase put options on securities unless the securities or an offsetting call option is held in the Fund's portfolio. The Fund may also purchase, hold or sell (i) contracts for future delivery of securities or currencies and (ii) warrants granted by the issuer of the underlying securities.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its total assets during the last fiscal year and has no present intent to do so in the coming fiscal year.

INTERNATIONAL SERIES, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with International Series, Inc., and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Director

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA

Birthdate: February 3, 1934

Director

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Director

President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Director

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Director

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Director

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Director

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Director

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Director

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Director

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Director

Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.

Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 2, 1929

President

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary, and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Director is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Directors handles the responsibilities of the Board between meetings of the
Board.     As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.--1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; WCT Funds; and World Investment Series,
Inc.      FUND OWNERSHIP

Officers and Directors own less than 1% of the Fund's outstanding Shares.     As
of January 7, 1998, no shareholder of record owned 5% or more of the outstanding Class A Shares of the Fund.

As of January 7, 1998, no shareholder of record owned 5% or more of the outstanding Class B Shares of the Fund.

As of January 7, 1998, the following shareholders of record owned 5% or more of the outstanding Class C Shares of the Fund: Hubco, Birmingham, Alabama owned approximately 48,884 (7.50%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida, for the sole benefit of its customers owned approximately 114,796 (17.62%); and Keith Co., Monroe, Alabama owned approximately 195,254 (29.97%).

DIRECTOR COMPENSATION

                            AGGREGATE

           NAME,          COMPENSATION

       POSITION WITH           FROM           TOTAL COMPENSATION PAID

           TRUST             TRUST*#             FROM FUND COMPLEX+

  John F. Donahue         $0             $0 for the Corporation and

  Chairman and Director                  56 other investment companies in
                                         the Fund Complex

  Thomas G. Bigley        $1,317         $111,222 for the Corporation and

  Director                               56 other investment companies in
                                         the Fund Complex

  John T. Conroy, Jr.     $1,449         $122,362 for the Corporation and

  Director                               56 other investment companies in
                                         the Fund Complex

  William J. Copeland     $1,449         $122,362 for the Corporation and

  Director                               56 other investment companies in
                                         the Fund Complex

  James E. Dowd           $1,449         $122,362 for the Corporation and

  Director                               56 other investment companies in
                                         the Fund Complex

  Lawrence D. Ellis, M.D. $1,317         $111,222 for the Corporation and

  Director                               56 other investment companies in
                                         the Fund Complex

  Edward L. Flaherty, Jr. $1,449         $122,362 for the Corporation and

  Director                               56 other investment companies in
                                         the Fund Complex

  Peter E. Madden,        $1,317         $111,222 for the Corporation and

  Director                               56 other investment companies in
                                         the Fund Complex

  John E. Murray, Jr.     $1,317         $111,222 for the Corporation and

  Director                               56 other investment companies in
                                         the Fund Complex

  Wesley W. Posvar        $1,317         $111,222 for the Corporation and

  Director                               56 other investment companies in
                                         the Fund Complex

  Marjorie P. Smuts       $1,317         $111,222 for the Corporation and

  Director                               56 other investment companies in
                                         the Fund Complex

* Information is furnished for the fiscal year ended November 30, 1997.

# The aggregate compensation is provided for the Corporation which is comprised of two portfolios.

+ The information is provided for the last calendar year.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND

The Fund's investment adviser is Federated Global Research Corp. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

The Adviser shall not be liable to the Fund, the Corporation, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

ADVISORY FEES

For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. For the fiscal year ended November 30, 1997, 1996, and for the period from September 1, 1995 to November 30, 1995, the Adviser received $1,732,925, $2,004,435, and $535,649, respectively, none of which was voluntarily waived. For the period from December 1, 1994 to August 31, 1995, Federated Management, the Fund's former investment adviser, received
$1,772,031, none of which was voluntarily waived.      BROKERAGE TRANSACTIONS
    The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal years ended November 30, 1997, 1996, and 1995, the Fund paid total brokerage commissions of $4,321,392, $1,602,769, and $2,289,648,
respectively.      Although investment decisions for the Fund are made
independently from those of any other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

The Adviser may engage in other non-U.S. transactions that may have adverse effects on the market for securities in the Fund's portfolio. The Adviser is not obligated to obtain any material non-public ("inside") information about any securities issuer, or to base purchase or sale recommendations on such information.

OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Fund's administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's administrator. Both former administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services, and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended November 30, 1997, 1996, and 1995, the Administrators earned $185,000, $185,000, and $322,342, respectively.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.

PURCHASING SHARES

Except under certain circumstances described in the prospectus, Shares are sold at their net asset value, plus a sales charge (for Class A Shares only) on days the New York Stock Exchange ("NYSE") is open for business. The procedure for purchasing Shares is explained in the prospectus under "How to Purchase Shares." For further information on any of the programs listed below, please contact you financial intermediary or Federated Securities Corp.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES

As described in the prospectus, larger purchases of the same Shares class reduce or eliminate the sales charge paid. For example, the Fund will combine all Class A Shares purchases made on the same day, by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase into the same Share class is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

CONCURRENT PURCHASES

Shareholders have the privilege of combined concurrent purchases of the same Share class of two or more funds in the Federated Complex in calculating the applicable sales charge.

To receive a sales charge reduction of elimination, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the concurrent purchases are made. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

LETTER OF INTENT

A shareholder can sign a letter of intent committing to purchase a certain amount of the same Share class within a 13-month period in order to combine such purchases in calculating the applicable sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If the shareholder completes the commitment, the escrowed Shares will be released to their account. If the commitment is not completed within 13 months, the custodian will redeem an appropriate number of escrowed Shares to pay for the applicable sales charge.

While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of any Federated Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.

REINVESTMENT PRIVILEGE

The reinvestment privilege is available for all Shares of the Fund within the same Share class.

Class A shareholders who redeem from the Fund may reinvest the redemption proceeds back into the same Share class at the next determined net asset value without any sales charge. The original shares must have been subject to a sales charge and the reinvestment must be within 120 days.

Similarly, Class C shareholders who redeem may reinvest their redemption proceeds in the same Share class within 120 days. Class B Shares also may be reinvested within 120 days of redemption, although such reinvestment will be made into Class A Shares. Shareholders would not be entitled to a reimbursement of the contingent deferred sales charge if paid at the time of redemption on any Share class. However, reinvested Shares would not be subject to a contingent deferred sales charge, if otherwise applicable, upon later redemption.

In addition, if Shares were reinvested through a financial intermediary, the financial intermediary would not be entitled to an advanced payment from Federated Securities Corp. on the reinvested Shares, if otherwise applicable. Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary of the reinvestment in order to eliminate a sales charge or a contingent deferred sales charge. If the shareholder redeems Shares in the Fund, there may be tax consequences.

CONVERSION OF CLASS B SHARES

Class B Shares will automatically convert into Class A Shares on or around the 15th of the month eight full years from the purchase date and will no longer be subject to a fee under the distribution plan. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such a ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

With respect to Class B Shares and Class C Shares, the Fund has adopted a Distribution Plan in accordance with Investment Company Act Rule 12b-1. Additionally, the Fund has adopted a Shareholder Services Agreement with respect to all classes of Shares.

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Distribution Plan (Class B Shares and Class C Shares), the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objective. By identifying potential investors whose needs are served by the Fund's objective, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended November 30, 1997, the Class B Shares and Class C Shares incurred $154,605 and $57,956, respectively, in distribution services fees, none of which were waived. In addition, for the fiscal year ended November 30, 1997, Class A Shares, Class B, Shares and Class C Shares, incurred shareholder services fees in the amount of $362,378, $51,535, and $19,319, respectively, of which $149,924, $0, and $0, respectively, were waived.

PURCHASES BY SALES REPRESENTATIVES, FUND DIRECTORS, AND EMPLOYEES

The following individuals and their immediate family members may buy Class A Shares at net asset value without a sales charge:

   * Directors, employees, and sales representatives of the Fund, Federated Global Research Corp., and Federated Securities Corp. and its affiliates;
   * Federated Life Members (Class A Shares only);
   * any associated person of an investment dealer who has a sales agreement with Federated Securities Corp.; and
   * trusts, pensions, or profit-sharing plans for these individuals.

These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except
through redemption by the Fund.      DETERMINING NET ASSET VALUE     The Fund's
net asset value per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class.

Net asset value is not determined on (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

DETERMINING MARKET VALUE OF SECURITIES

Market or fair values of the Fund's portfolio securities are determined as follows:

   * according to the last reported sale price on a recognized securities exchange, if available. (If a security is traded on more than one exchange, the price on the primary market for that security, as determined by the Adviser or sub-adviser, is used);
   * according to the mean between the last closing bid and asked prices, if no sale on the recognized exchange is reported or if the security is traded over-the-counter;
   * at fair value as determined in good faith by the Directors; or * for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost, which approximates value.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities; yield; quality; coupon rate; maturity; type of issue; trading characteristics; and other market data.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the NYSE. In computing the net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.

REDEEMING SHARES

The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Shareholder redemptions may be subject to a contingent deferred sales charge. Redemption procedures are explained in the prospectus under "Redeeming and Exchanging Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

Although the Corporation intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price, in whole or in part, by a distribution of securities from the Fund's portfolio.

Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Directors determine to be fair and equitable.

The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem Shares for any shareholder in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during
any 90-day period.      Redemption in kind is not as liquid as a cash
redemption. If redemption is made is kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
    CONTINGENT DEFERRED SALES CHARGE

In computing the amount of the applicable Contingent Deferred Sales Charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares; (3) Shares held for fewer than six years with respect to Class B Shares and for less than one full year from the date of purchase with respect to Class C Shares on a first-in, first-out basis.

ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES

To qualify for elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, the redemptions of Class B Shares must be from an account that is at least 12 months old, has all Fund distributions reinvested in Fund Shares, and has an account value of at least $10,000 when the Systematic Withdrawal Program is established. Qualifying redemptions may not exceed 1.00% monthly of the account value as periodically determined by the Fund. The amounts that a shareholder may withdraw under a Systematic Withdrawal Program that qualify for elimination of the Contingent Deferred Sales Charge may not exceed 12% annually with reference initially to the value of the Class B Shares upon establishment of the Systematic Withdrawal Program and then as calculated at the annual valuation date. Redemptions on a qualifying Systematic Withdrawal Program can be made at a rate of 1.00% monthly, 3.00% quarterly, or 6.00% semi-annually with reference to the applicable account valuation amount. Amounts that exceed the 12.00% annual limit for redemption, as described, may be subject to the Contingent Deferred Sales Charge. To the extent that a shareholder exchanges Shares for Class B Shares of other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the 12-month holding requirement. However, for purposes of meeting the $10,000 minimum account value requirement, Class B Share accounts will be not be aggregated. Any Shares purchased prior to the termination of this program would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares.

TAX STATUS

THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

   * derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   * invest in securities within certain statutory limits; and * distribute to its shareholders at least 90% of its net income earned during the year.

However, the Fund may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company ("PFIC"). Federal income taxes may be imposed on the Fund upon disposition of PFIC investments.

FOREIGN TAXES

Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. The Fund's dividends, and any short-term capital gains, are taxable as ordinary income.

CAPITAL GAINS

Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund Shares.

TOTAL RETURN

The Fund's average annual total returns based on offering price for the following periods ended November 30, 1997, were:

SHARE CLASS    INCEPTION DATE    ONE-YEAR    FIVE-YEARS    TEN-YEARS    SINCE INCEPTION
Class A           08/17/84        0.05%        8.11%         6.85%           12.06%
Class B           09/28/94       (0.68%)        N/A           N/A             1.40%
Class C           04/01/93        3.93%         N/A           N/A             7.53%

The average annual total return
for all classes of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the offering price per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming a reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investment based on the lesser of the original purchase price or the offering price of Shares redeemed.

PERFORMANCE COMPARISONS

The Fund's performance of each class of Shares depends upon such variables as:

   * portfolio quality;
   * average portfolio maturity;
   * type of instruments in which the portfolio is invested; * changes in interest rates on money market instruments; * changes in the Fund's or a class of Shares' expenses; and * various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any indices used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   * LIPPER ANALYTICAL SERVICES, INC., for example, makes comparative calculations for one-month, three-month, one-year, and five-year periods which assume the reinvestment of all capital gains distributions and income dividends.
   * EUROPE, AUSTRALIA, AND FAR EAST (EAFE) INDEX is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland.
   * STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.
   * MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertisements and sales literature for all three classes of Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in any class of Shares based on annual reinvestment of dividends over a specified period of time.

Advertisements may quote performance information which does not reflect the effect of the sales charge or contingent deferred sales charge, as applicable.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form, of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the
Investment Company Institute.      ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars
in annual trading volume.     In the equity sector, Federated Investors has more
than 27 years experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index, and sector (i.e., utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

J. Thomas Madden, Executive Vice President, oversees Federated Investor's equity and high-yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investor's domestic fixed-income management. Henry
A. Frantzen, Executive Vice President, oversees the management of Federated Investor's international portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.* Institutional Clients

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

FINANCIAL STATEMENTS

The Financial Statements for the fiscal year ended November 30, 1997, are incorporated by reference to the Annual Report of the Fund dated November 30, 1997 (File Nos. 2-91776 and 811-3984). A copy of the Report may be obtained
without charge by contacting the Fund.      * Source: Investment Company
Institute Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications.

APPENDIX

STANDARD AND POOR'S RATINGS GROUP CORPORATE BOND RATINGS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI--The rating CI is reserved for income bonds on which no interest is being paid.

D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATINGS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC., LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligator's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICE, INC., COMMERCIAL PAPER RATINGS

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short--term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

FITCH INVESTORS SERVICE, INC., SHORT-TERM DEBT RATINGS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment.





Federated International Income Fund

(A Portfolio of International Series, Inc.)

Class A Shares, Class B Shares, Class C Shares

PROSPECTUS

The shares of Federated International Income Fund (the "Fund") represent interests in a non-diversified investment portfolio of International Series, Inc. (the "Corporation"), an open-end, management investment company (a mutual fund). The Fund invests primarily in high-quality debt securities denominated primarily in foreign currencies to seek a high level of current income in U.S. dollars consistent with prudent investment risk. The Fund has a secondary objective of capital appreciation.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information for Class A Shares, Class B Shares, and Class C Shares dated January 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund are maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated January 31, 1998

TABLE OF CONTENTS

 Summary of Fund Expenses 1 Financial Highlights--Class A Shares 2 Financial Highlights--Class B Shares 3 Financial Highlights--Class C Shares 4 General Information 5 Calling the Fund 5 Investment Information 5 Investment Objective 5 Investment Policies 5 Portfolio Turnover 11 Investment Limitations 11 Net Asset Value 11 Investing in the Fund 12 Purchasing Shares 12 Purchasing Shares Through a Financial Intermediary 12 Purchasing Shares by Wire 13 Purchasing Shares by Check 13 Systematic Investment Program 13 Retirement Plans 13 Class A Shares 13 Class B Shares 14 Class C Shares 14 Redeeming and Exchanging Shares 14 Redeeming or Exchanging Shares Through a Financial Intermediary 14 Redeeming or Exchanging Shares by Telephone 14 Redeeming or Exchanging Shares by Mail 14 Requirements for Redemption 15 Requirements for Exchange 15 Systematic Withdrawal Program 15 Contingent Deferred Sales Charge 15 Account and Share Information 16 Confirmations and Account Statements 16 Dividends and Distributions 16 Accounts with Low Balances 16 International Series, Inc. Information 16 Management of the Corporation 16 Distribution of Shares 17 Administration of the Fund 18 Shareholder Information 19 Voting Rights 19 Tax Information 19 Federal Income Tax 19 State and Local Taxes 19 Performance Information 20


SUMMARY OF FUND EXPENSES

                                                                      CLASS A         CLASS B        CLASS C
 Maximum Sales Charge Imposed on Purchases (as a percentage of             4.50%            None          None
 offering price)
 Maximum Sales Charge Imposed on Reinvested Dividends (as a                None             None          None
 percentage of offering price)
 Contingent Deferred Sales Charge (as a percentage of original             None             5.50%         1.00%
 purchase price or redemption proceeds, as applicable)(1)
 Redemption Fee (as a percentage of amount redeemed, if                    None             None          None
 applicable)
 Exchange Fee                                                              None             None          None
                                      ANNUAL OPERATING EXPENSES
                               (As a percentage of average net assets)*
Management Fee                                                             0.75%           0.75%          0.75%
12b-1 Fee                                                                  0.10(2)         0.75%          0.75%
Total Other Expenses                                                       0.48%           0.55%          0.55%
  Shareholder Services Fee                                         0.18%(3)          0.25%          0.25%
Total Operating Expenses(4)                                                1.33%           2.05%(5)       2.05%

(1) For shareholders of Class B Shares, the contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. For shareholders of Class C Shares, the contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of Shares redeemed within one year of their purchase date. For a more complete description, see "Contingent Deferred Sales Charge."

(2) For shareholders of Class A Shares, the 12b-1 fee has been reduced to reflect the voluntary waiver of a portion of the 12b-1 fee. The distributor can terminate the voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.25%.

(3) For shareholders of Class A Shares, the shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(4) The total operating expenses in the table above are based on expenses expected during the fiscal year ending November 30, 1998. The total Class A Shares operating expenses were 1.30% for the fiscal year ended November 30, 1997 and would have been 1.56% absent the voluntary waiver of a portions of the 12b-1 fee and the shareholder services fee. The total Class B Shares and Class C Shares operating expenses were 2.06% and 2.06% respectively, for the fiscal year ended November 30, 1997.

(5) Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

* Total operating expenses are estimated based on average expenses expected to be incurred during the period ending November 30, 1998. During the course of this period, expenses may be more or less than the average amount shown.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Purchasing Shares" and "International Series, Inc. Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE                             CLASS A    CLASS B    CLASS C
You would pay the following expenses
on a $1,000 investment, assuming
(1) 5% annual return,
(2) redemption at the end of each
time period; and (3) payment of the
maximum sales charge.

1 Year                                $ 58       $ 77        $ 31
3 Years                               $ 85       $108        $ 64
5 Years                               $115       $133        $110
10 Years                              $198       $218        $238

You would pay the following expenses
on the same investment,
assuming no redemption.

1 Year                                $ 58       $ 21       $ 21
3 Years                               $ 85       $ 64       $ 64
5 Years                               $115       $110       $110
10 Years                              $198       $218       $238

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION
OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


FINANCIAL HIGHLIGHTS--CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report dated January 15, 1998, on the Fund's financial statements for the year ended November 30, 1997, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free from charge.

                                                                    YEAR ENDED NOVEMBER 30,
                                           1997      1996        1995       1994       1993      1992      1991(A)
 NET ASSET VALUE, BEGINNING OF PERIOD     $11.92     $11.38     $10.52     $11.86      $10.47    $10.84     $10.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                    0.63**     0.74**     0.79       0.70        0.88      0.62       0.25
   Net realized and unrealized gain        (1.07)      0.67       0.84      (0.76)       1.40     (0.20)      0.75
   (loss) on investments and foreign
   currency
   Total from investment operations        (0.44)      1.41       1.63      (0.06)       2.28      0.42       1.00
 LESS DISTRIBUTIONS
   Distributions from net investment       (0.83)     (0.87)     (0.77)     (0.63)      (0.75)    (0.71)     (0.16)
   income
   Distributions in excess of net             --       --           --       --           --      (0.05)      --
   investment income(b)
   Distributions from net realized gain       --       --           --      (0.65)      (0.14)    (0.03)      --
   on investments and foreign currency
   transactions
   Total distributions                     (0.83)     (0.87)     (0.77)     (1.28)      (0.89)    (0.79)      (0.16)
 NET ASSET VALUE, END OF PERIOD           $10.65     $11.92     $11.38     $10.52      $11.86    $10.47      $10.84
 TOTAL RETURN(C)                           (3.70%)    13.27%     16.12%     (0.84%)     22.95%     3.82%     10.07%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                 1.30%      1.30%      1.30%      1.30%       1.25%     0.99%      0.32%*
   Net investment income                    5.83%      6.58%      6.79%      6.67%       7.71%     5.83%      7.54%*
   Expense waiver/reimbursement(d)          0.26%      0.34%      0.40%      0.20%       0.27%     0.62%      1.18%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000        $180,415  $200,758   $173,905   $209,008    $220,602   $86,937    $23,465
   omitted)
   Portfolio turnover                        67%        92%         41%       136%        189%      314%        35%

* Computed on an annualized basis.

** Per share information presented is based upon the monthly average number of shares outstanding.

(a) Reflects operations for the period from June 4, 1991 (date of initial public investment) to November 30, 1991. For the period from start of business, May 15, 1991, to June 3, 1991, the net investment income was distributed to the Corporation's Adviser.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1997, WHICH CAN BE OBTAINED FREE OF CHARGE.


FINANCIAL HIGHLIGHTS--CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report dated January 15, 1998, on the Fund's financial statements for the year ended November 30, 1997, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free from charge.

                                                                                 YEAR ENDED NOVEMBER 30,
                                                                        1997      1996        1995        1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                   $11.89    $11.36       $10.51      $10.21
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                 0.56**     0.84**       0.77        0.08
   Net realized and unrealized gain (loss) on investments and foreign    (1.08)     0.48         0.78        0.22
   currency
   Total from investment operations                                      (0.52)     1.32         1.55        0.30
 LESS DISTRIBUTIONS
   Distributions from net investment income                              (0.75)    (0.79)       (0.70)        --
 NET ASSET VALUE, END OF PERIOD                                         $10.62    $11.89       $11.36      $10.51
 TOTAL RETURN(B)                                                         (4.43%)   12.41%       15.28%       2.44%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                               2.06%     2.11%        2.10%       2.11%*
   Net investment income                                                  5.06%     5.76%        5.76%       7.07%*
   Expense waiver/reimbursement(c)                                          --      0.02%        0.10%       0.10%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                             $12,521    $8,641       $1,123        $101
   Portfolio turnover                                                      67%        92%          41%        136%

* Computed on an annualized basis.

** Per share information presented is based upon the monthly average number of shares outstanding.

(a) Reflects operations for the period from September 19, 1994 (start of business) to November 30, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1997, WHICH CAN BE OBTAINED FREE OF CHARGE.


FINANCIAL HIGHLIGHTS--CLASS C SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report dated January 15, 1998, on the Fund's financial statements for the year ended November 30, 1997, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free from charge.

                                                                              YEAR ENDED NOVEMBER 30,
                                                                1997       1996       1995        1994        1993(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                         $11.89     $11.36       $10.48     $11.84        $10.23
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                        0.56**     0.67**       0.60       0.58          0.41
   Net realized and unrealized gain (loss) on investments      (1.08)      0.64         0.95      (0.72)         1.58
   and foreign currency
   Total from investment operations                            (0.52)      1.31         1.55      (0.14)         1.99
 LESS DISTRIBUTIONS
   Distributions from net investment income                    (0.74)     (0.78)       (0.67)     (0.57)        (0.38)
   Distributions from net realized gain on investments and        --        --          --        (0.65)          --
   foreign currency transactions
   Total distributions                                         (0.74)     (0.78)      (0.67)      (1.22)        (0.38)
 NET ASSET VALUE, END OF PERIOD                               $10.63     $11.89      $11.36      $10.48        $11.84
 TOTAL RETURN(B)                                               (4.42%)    12.31%      15.32%      (1.54%)       19.67%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                     2.06%      2.09%        2.06%       2.05%        2.05%*
   Net investment income                                        5.10%      5.80%        5.96%       6.00%        5.39%*
   Expense waiver/reimbursement(c)                                --       0.04%        0.14%       0.10%        0.21%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                    $8,285    $14,976      $12,015      $8,098       $4,767
   Portfolio turnover                                            67%         92%          41%        136%         189%

* Computed on an annualized basis.

** Per share information presented is based upon the monthly average number of shares outstanding.

(a) Reflects operations for the period from March 31, 1993 (Start of business) to November 30, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1997, WHICH CAN BE OBTAINED FREE OF CHARGE.


GENERAL INFORMATION

The Corporation was established as FT International Trust, a Massachusetts business trust, on March 9, 1984, and reorganized as a corporation under the laws of the State of Maryland on February 11, 1991. At a special meeting of shareholders held on March 15, 1994, the shareholders of the Corporation approved an amendment to the Articles of Incorporation to change the name of the Corporation to International Series, Inc. Class A Shares, Class B Shares, and Class C Shares are designed for investors who wish to spread their investments beyond the United States and who are prepared to accept the particular risks associated with these investments as a convenient means of accumulating an interest in a professionally managed diversified portfolio of non-U.S. securities.

The Fund's current net asset value and offering price can be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

CALLING THE FUND

Call the Fund at 1-800-341-7400.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The Fund's objective is to seek a high level of current income in U.S. dollars consistent with prudent investment risk. The Fund has a secondary investment objective of capital appreciation. The investment objectives cannot be changed without the approval of the shareholders. The Fund will pursue these objectives by investing in high-quality debt securities denominated primarily in foreign currencies.

While there is no assurance that the Fund will achieve its investment objectives, it endeavors to do so by following the investment policies described in this prospectus. Unless indicated otherwise, the investment policies of the Fund may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in the policies becomes effective.

INVESTMENT POLICIES

ACCEPTABLE INVESTMENTS

The Fund will invest primarily in high-quality debt securities denominated in the currencies of the nations that are members of the Organization for Economic Cooperation and Development. These nations include, but are not limited to, the following: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Luxembourg, Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Fund will invest at least 65%, and under normal market conditions substantially all of its total assets in high-quality debt securities denominated in foreign currencies of issuers located in at least three countries outside of the United States. Additionally, investments may be made in securities denominated in the European Currency Unit, a multinational currency unit which represents specified amounts of the currencies of certain member states of the European Union.

The high-quality debt securities in which the Fund will invest will possess a minimum credit rating of A as assigned by Standard & Poor's Ratings Group ("S&P") or A by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, will be judged by Federated Global Research Corp., the Fund's investment adviser (the "Adviser") to be of comparable quality. Because the average quality of the Fund's portfolio investments should remain constantly between A and AAA, the Fund will seek to avoid the adverse consequences that may arise for some debt securities in difficult economic circumstances. Downgraded securities will be evaluated on a case by case basis by the Adviser. The Adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. A description of the ratings categories is contained
in the Appendix to the Statement of Additional Information.     The Fund's
portfolio of debt securities will be comprised mainly of foreign government, foreign governmental agency or supranational institution bonds. In addition, the Fund will also invest in high-quality debt securities issued by corporations in the currencies specified above and subject to the credit limitations listed above. No more than 25% of the Fund's total assets will be invested in the securities of issuers located in any one country. The Fund will also invest in both exchange traded and over-the-counter options, subject to the limitations outlined in this prospectus.

The prices of fixed-income securities generally fluctuate inversely to the direction of interest rates.

FOREIGN GOVERNMENT SECURITIES

The foreign government securities in which the Fund may invest generally consist of obligations supported by national, state, or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, which include international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the Inter-American Development Bank.

Foreign government securities also include debt securities of "quasi-governmental agencies." Debt securities of quasi-governmental agencies are either debt securities issued by entities which are owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit and general taxing powers. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state, or provincial governmental
instrumentalities, including quasi-governmental agencies.      TEMPORARY
INVESTMENTS

Up to 10% of the Fund's total assets may be invested at any one time in cash deposits or in certificates of deposit issued by banks of high credit quality, or in commercial paper with an A1/P1 rating assigned by S&P or Moody's, or in repurchase agreements. At the discretion of the Adviser, these instruments may be denominated in foreign currencies or U.S. dollars.

REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed-upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such
securities.      INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such
commitments.     RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Directors, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase together with other illiquid securities including repurchase agreements providing for settlement in more than seven days after notice and certain over-the-counter options to 15% of its net assets.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis up to one-third the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

RISK CONSIDERATIONS

Investing in foreign securities carries substantial risks in addition to those associated with investments in domestic securities. In an attempt to reduce some of these risks, the Fund will attempt to distribute its investments broadly among foreign countries. The debt securities of at least three different foreign countries will always be represented.

The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven
days.     With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the United
States.      Brokerage commissions, custodial services, and other costs relating to investment may be more expensive than in the United States. Foreign markets may have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

ALLOCATION

The allocation of the Fund's assets in a particular market and currency will be based on a fundamental assessment of the economic strength of each relevant country combined with considerations of credit quality and currency and interest rate trends. These factors are reviewed on a regular basis in order to derive specific interest rate and currency forecasts, which are quantified in terms of total return. The market and currency allocation of the Fund will vary to achieve an optimal mix of investments to achieve the investment objectives of the Fund.

DURATION

Duration measures the magnitude of the change in the price of a debt security relative to a given change in the market rate of interest. The duration of a debt security depends primarily upon the security's coupon rate, maturity date, and level of market interest rates for similar debt securities. There will be no limit on the duration of any one individual issue purchased by the Fund, except that the purchase of an issue that has no final maturity date shall not be permitted. The weighted average duration of the Fund shall not exceed ten years and shall not be less than one year, but will normally fall within a range of three to seven years. The Adviser regards that range as being consistent with a prudent attitude towards risk. Shifts outside this range would be made only under unusual circumstances.

FOREIGN SECURITIES

Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments. It may also be more difficult to enforce contractual obligations or obtain court judgments abroad than would be the case in the United States because of differences in the legal systems. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Additional differences exist between investing in foreign and domestic securities. Examples of such differences include:

   * less publicly available information about foreign issuers; * credit risks associated with certain foreign governments; * the lack of uniform accounting, auditing, and financial reporting standards and practices or regulatory requirements comparable to those applicable to U.S. companies;
   * less readily available market quotations on foreign issues; * differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;
   * differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;
   * the limited size of many foreign securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities;
   * the likelihood that securities of foreign issuers may be less liquid or more volatile;
   * foreign brokerage commissions may be higher;
   * unreliable mail service between countries;
   * political or financial changes which adversely affect investments in some countries;
   * increased risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities;
   * certain markets may require payment for securities before delivery; * religious and ethnic instability; and * certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests.

U.S. GOVERNMENT POLICIES

In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Investors are advised that when such policies are instituted, the Fund will abide by them.

CURRENCY RISKS

Because the majority of the debt securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's NAV; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of Fund assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of Fund assets denominated in that currency will decrease. Under the U.S. tax code, the Fund is required to separately account for the foreign currency component of gains or losses, which will usually be viewed under the U.S. tax code as items of ordinary and distributable income or loss, thus affecting the Fund's distributable income (See "Federal Income Tax").

The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental interpretation, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund will not convert its holdings of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell
currencies.     The Fund will engage in foreign currency exchange transactions in connection with its investments in foreign securities. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through
forward contracts to purchase or sell foreign currencies.      The Adviser
believes that active management of currency risks through a variety of hedging vehicles and strategies can considerably limit the risk of capital loss through movements in the foreign exchange markets, such as those described above. The Adviser will not engage in hedging for speculative purposes.

HEDGING VEHICLES

The Fund may use the following hedging vehicles in an attempt to manage currency and interest rate risks:

   * forward foreign currency exchange contracts; * options contracts; and * futures contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships.

There is no limitation as to the percentage of the Fund's assets that may be committed under forward foreign currency exchange contracts. The Fund does not enter into such forward contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" (see "Hedging Strategies" below), denominated in a currency or currencies that the Adviser believes will reflect a high degree of correlation with the currency with regard to price movements. The Fund generally does not enter into a forward foreign currency exchange contract with a term longer than one year.

OPTIONS CONTRACTS

The Fund may deal in options on foreign currencies, foreign currency futures, securities, and securities indices, which options may be listed for trading on a national securities exchange or traded over-the-counter. The Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options.

A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price.

Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets, and a wider range of expiration dates and exercise prices, than are exchange traded options.

FUTURES CONTRACTS

Futures contracts are contracts that obligate the long or short holder to take or make delivery of a specified quantity of an asset, such as a currency, a security, or the cash value of a securities index at a specified future date at a specified price. The Fund may engage in futures transactions, but will not participate in futures contracts if the sum of its initial margin deposits on open contracts will exceed 5% of the fair market value of the Fund's net assets.

HEDGING STRATEGIES

CURRENCY HEDGING

When the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency for a fixed U.S. dollar amount approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency (i.e., "hedge"). The Fund may, as an alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Adviser believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated (i.e., "cross-hedge"). A cross hedge can be achieved not only by using a "proxy" currency in which Fund securities are denominated, but also by using the Canadian dollar as a "proxy" currency for the U.S. dollar. This strategy may be beneficial because the level of divergence in the exchange rates of U.S. and Canadian currencies has historically tended to be relatively small.

For example, the Fund may invest in securities denominated in a Western European currency, such as the French Franc, and seek to hedge against the effect of an increase in the value of the U.S. dollar against that currency by entering into a forward foreign currency exchange contract to sell the lower yielding German Mark, which has historically had price movements that tend to correlate closely with those of the French Franc, thereby creating a hedge similar to the simple Dollar/Franc hedge, but at a possibly lower cost. In addition, the Fund might arrange to sell those Marks against Canadian Dollars in an effort to minimize hedging costs.

INTEREST RATE HEDGING

The Fund may engage in futures transactions and may use options in an attempt to hedge against the effects of fluctuations in interest rates and other market conditions. For example, if the Fund owned long-term bonds and interest rates were expected to rise, it could sell futures contracts or the cash value of a securities index. If interest rates did increase, the value of the bonds in the Fund would decline, but this decline would be offset in whole or in part by an increase in the value of the Fund's futures contracts or the cash value of the securities index. If, on the other hand, long-term interest rates were expected to decline, the Fund could hold short-term debt securities and benefit from the income earned by holding such securities, while at the same time the Fund could purchase futures contracts on long-term bonds or the cash value of a securities index. Thus, the Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them. The futures contracts and short-term debt securities could then be liquidated and the cash proceeds used to buy long-term bonds.

GENERAL

The Fund might not employ any of the techniques or strategies described above, and there can be no assurance that any technique or strategy (or combination thereof) used will succeed. The use of these techniques and strategies involves certain risks, including:

   * dependence on the Adviser's ability to predict movements in the prices of assets being hedged or movements in interest rates and currency markets;
   * imperfect correlation between the hedging instruments and the securities or currencies being hedged;
   * the fact that skills needed to use these instruments are different from those needed to select the Fund's securities;
   * the possible absence of a liquid secondary market for any particular instrument at any particular time;
   * possible impediments to effective portfolio management or the ability to meet redemption requests or other short-term obligations because of the percentage of the Fund's assets segregated to cover its obligations; and
   * the possible need to defer closing out hedged positions to avoid adverse tax consequences.

New futures contracts, options thereon and other financial products and risk management techniques continue to be developed. The Fund may use these investments and techniques to the extent consistent with its investment objectives and regulatory and federal tax considerations.

NON-DIVERSIFICATION

The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund intends to comply with Subchapter M of the Internal Revenue Code (the "Code"). This undertaking requires that at the end of each quarter of the taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer; beyond that, no more than 25% of its total assets are invested in the securities of a single issuer.

PORTFOLIO TURNOVER

Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. (Further information is contained in the Fund's Statement of Additional Information within the sections "Brokerage Transactions" and "Tax Status"). Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Adviser deems it appropriate to make changes in the Fund's portfolio.

INVESTMENT LIMITATIONS

The Fund will not:

   * borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings; nor
   * sell securities short except under strict limitations.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material changes in this limitation becomes effective.

The Fund will not:

   * invest more than 15% of the value of its net assets in illiquid securities, including securities determined by the Directors not to be liquid, repurchase agreements with maturities longer than seven days after notice and certain OTC options.

NET ASSET VALUE

The Fund's net asset value ("NAV") per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

All purchases, redemptions and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund. The NAV is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open.

INVESTING IN THE FUND

This prospectus offers three classes of Shares each with the characteristics described below.

                          CLASS A      CLASS B      CLASS C
Minimum and             $1500/$100   $1500/$100   $1500/$100
Subsequent
Investment Amounts
Minimum and
Subsequent              $250/$100    $250/$100    $250/$100
Investment Amount
for Retirement Plans
Maximum Sales Charge    5.50%*        None        None
Maximum Contingent      None          5.50+       1.00%#
Deferred Sales
Charge**
Conversion Feature      No            Yes++       No

* Class A Shares are sold at NAV, plus a sales charge as follows:

                                   SALES CHARGE            DEALER
                                 AS A PERCENTAGE OF      CONCESSION AS
                                   PUBLIC      NET      A PERCENTAGE OF
                                 OFFERING     AMOUNT    PUBLIC OFFERING
AMOUNT OF TRANSACTION              PRICE     INVESTED       PRICE
Less than $50,000                  5.50%   5.82%            5.00%
$50,000 but less than $100,000     4.50%   4.71%            4.00%
$100,000 but less than $250,000    3.75%   3.90%            3.25%
$250,000 but less than $500,000    2.50%   2.56%            2.25%
$500,000 but less than $1 million  2.00%   2.04%            1.80%
$1 million or greater              0.00%   0.00%            0.25%

** Computed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.

+ The following contingent deferred sales charge schedule applies to Class B
Shares:

YEAR OF REDEMPTION          CONTINGENT DEFERRED
AFTER PURCHASE                  SALES CHARGE
 First                            5.50%
 Second                           4.75%
 Third                            4.00%
 Fourth                           3.00%
 Fifth                            2.00%
 Sixth                            1.00%
 Seventh and thereafter           0.00%

++ Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase. See "Conversion of Class B Shares."

# The contingent deferred sales charge is assessed on Shares redeemed within one year of their purchase date.

PURCHASING SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. Shareholders in certain other funds advised and distributed by affiliates of Federated Investors ("Federated Funds") may exchange their Shares for Shares of the corresponding class of the Fund. The Fund reserves the right to reject any purchase or exchange request.

In connection with any sale Federated Securities Corp., may, from time to time, offer certain items of nominal value to any shareholder or investor.

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly. Financial intermediaries may charge additional fees for their services.

The financial intermediary which maintain investor accounts in Class B Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial intermediaries may be subject to reclaim by the distributor for accounts transferred to financial intermediaries which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA 02266-8600; Attention: EDGEWIRE: For Credit to: (Fund Name) (Fund Class); (Fund Number - this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

PURCHASING SHARES BY CHECK

Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

SYSTEMATIC INVESTMENT PROGRAM

Under this program, funds in a minimum amount of $50 may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund. Shareholders should contact their financial institution or the Fund to participate in this program.

RETIREMENT PLANS

Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.

CLASS A SHARES

Class A Shares are sold at NAV, plus a sales charge. However:

NO SALES CHARGE IS IMPOSED FOR CLASS A SHARES PURCHASED:

   * through financial intermediaries that do not receive sales charge dealer concessions;
   * by Federated Life Members; or
   * through "wrap accounts" or similar programs under which clients pay a fee for services.

IN ADDITION, THE SALES CHARGE CAN BE REDUCED OR ELIMINATED BY:

   * purchasing in quantity and accumulating purchases at the levels in the table under "Investing in the Fund";
   * combining concurrent purchases of two or more funds; * signing a letter of intent to purchase a specific quantity of shares within 13 months; or
   * using the reinvestment privilege.

Consult a financial intermediary or Federated Securities Corp. for details on these programs. In order to eliminate the sales charge or receive sales charge reductions, Federated Securities Corp. must be notified by the shareholder in writing or by a financial intermediary at the time of purchase.

DEALER CONCESSION

For sales of Class A Shares, a dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end. The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the establishment of customer accounts and purchases of Shares.

CLASS B SHARES

Class B Shares are sold at NAV. Under certain circumstances, a contingent deferred sales charge will be assessed at the time of a redemption. Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.

CONVERSION OF CLASS B SHARES

Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. Such conversion will be on the basis of the relative NAVs per Share, without the imposition of any charges. Class B Shares acquired by exchange from Class B Shares of another Federated Fund will convert into Class A Shares based on the time of the initial purchase.

CLASS C SHARES

Class C Shares are sold at NAV. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase.

REDEEMING AND EXCHANGING SHARES

Shares of the Fund may be redeemed for cash or exchanged for Shares of the same class of other Federated Funds on days on which the Fund computes its NAV. Shares are redeemed at NAV less any applicable contingent deferred sales charge. Redemption proceeds will normally be sent the following day. However, in order to protect shareholders of the Fund from possible detrimental effects of redemptions, the Adviser may cause a delay of two to seven days in sending redemption proceeds during certain periods of market volatility or for certain shareholders. Exchanges are made at NAV. Shareholders who desire to automatically exchange Shares, of a like class, in a pre-determined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. Information on this privilege is available from the Fund or your financial intermediary. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged.

REDEEMING OR EXCHANGING SHARES THROUGH A FINANCIAL INTERMEDIARY

Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m. (Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.

REDEEMING OR EXCHANGING SHARES BY TELEPHONE

Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming or Exchanging Shares by Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.

REDEEMING OR EXCHANGING SHARES BY MAIL

Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.

All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the Shares are registered. Dividends are paid up to and including the day that a redemption or exchange request is processed.

REQUIREMENTS FOR REDEMPTION

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

REQUIREMENTS FOR EXCHANGE

Shareholders must exchange Shares having an NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Contact your financial intermediary directly or the Fund for free information on and prospectuses for the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

SYSTEMATIC WITHDRAWAL PROGRAM

Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder of not less than $100. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through his financial intermediary or by calling the Fund.

Because participation in this program may reduce, and eventually deplete the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. It is not advisable for shareholders to continue to purchase Class A Shares subject to a sales charge while participating in this program. A contingent deferred sales charge may be imposed on Class B and C Shares.

CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. The contingent deferred sales charge will not be imposed with respect to Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held.

ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:

   * following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;
   * representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 701o2;
   * which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;
   * which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;
   * which are reinvested in the Fund under the reinvestment privilege; * of Shares held by Directors, employees and sales representatives of the
     Fund, the distributor, or affiliates of the Fund or distributor, employees of any financial intermediary that sells Shares of the Fund pursuant to a sales agreement with the distributor, and their immediate family members to the extent that no payments were advanced for purchases made by these persons; and
   * of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.

For more information regarding the elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, or any of the above provisions, contact your financial intermediary or the Fund. The Fund reserves the right to discontinue or modify these provisions. Shareholders will be notified of such action.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may close an account by redeeming all Shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Retirement plan accounts and accounts where the balance falls below the minimum due to NAV changes will not be closed in this manner. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

INTERNATIONAL SERIES, INC. INFORMATION

MANAGEMENT OF THE CORPORATION

BOARD OF DIRECTORS

The Corporation is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Global Research Corp., the Fund's investment adviser, subject to direction by the Board of Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

ADVISORY FEES

The Adviser receives an annual investment advisory fee equal to 0.75% the Fund's average daily net assets. The fees paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by many mutual funds with similar objectives and policies. The Adviser may voluntarily waive a portion of its fees. The Adviser can terminate this voluntary waiver at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of
Federated Investors.     Federated Global Research Corp. and other subsidiaries
of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and
through 4,000 financial institutions nationwide.      Both the Corporation and
the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of these codes are subject to review by the Board of Directors, and could result in severe penalties.

Henry A. Frantzen has been the Fund's portfolio manager since December 1995. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's investment adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. He was the Executive Vice President and Director of Equities at Oppenheimer Management Corporation from 1989 to 1991.

Drew J. Collins has been the Fund's portfolio manager since December 1995. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/ Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.

Robert M. Kowit has been the Fund's portfolio manager since December 1995. Mr. Kowit joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.

Michael W. Casey, Ph.D. has been the Fund's portfolio manager since January 1997. Mr. Casey joined Federated Investors in 1996 as an Assistant Vice President. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and a M.Sc. from the London School of Economics.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

The distributor will pay dealers an amount equal to 5.50% of the net asset vale of Class B Shares purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from the assets of the Fund. Dealers may voluntarily waive receipt of all or any portion of these payments. The distributor may pay a portion of the distribution fee discussed below to financial institutions that waive all or any portion of the advance payments.

The distributor may offer to pay financial institutions an amount up to 1.00% of the NAV of Class C Shares purchased by their clients or customers at the time of purchase. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund. Financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee computed at an annual rate of up to 0.25% of the average daily net assets for Class A Shares and up to 0.75% of the average daily net assets for Class B Shares and Class C Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. For Class A Shares and Class C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of 0.75% of each class of Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales service and distribution-related support services
pursuant to the Distribution Plan.      The Distribution Plan is a compensation
type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from payments made by Shares under the Distribution Plan.
    In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily NAV of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time
by the Fund and Federated Shareholder Services.      SUPPLEMENTAL PAYMENTS TO
FINANCIAL INSTITUTIONS     Federated Securities Corp. will pay financial
institutions, at the time of purchase of Class A Shares, an amount equal to 0.50% of the NAV of Class A Shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the program within 12 months after purchase.)

Furthermore, with respect to Class A Shares, Class B Shares, and Class C Shares, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its
affiliates.      ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Corporation and the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:

 MAXIMUM           AVERAGE AGGREGATE
   FEE              DAILY NET ASSETS
 0.150%         on the first $250 million
 0.125%         on the next $250 million
 0.100%         on the next $250 million
 0.075%    on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Corporation have equal voting rights, except that in matters affecting only a particular portfolio or class, only Shares of that portfolio or class are entitled to vote.

Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Fund's outstanding shares of all series entitled to vote.

As of January 7, 1998, the following shareholder of record owned 25% or more of the outstanding Class C Shares of the Fund: Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, (as record owner holding Class C Shares for its clients), owned approximately 207,079 Shares (27.57%) and, therefore, may for certain purposes, be deemed to control the Fund and be able to affect
the outcome of certain matters presented for a vote of shareholders.      TAX
INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemptions on this income. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.

Quarterly distributions from the Fund are based on estimates of book income for the year. Tax basis income includes gains or losses attributable to currency fluctuation, whereas book income generally consists solely of the coupon income generated by the portfolio. Due to differences in the book and tax treatment of fixed incomes securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to Shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code, as amended, may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

STATE AND LOCAL TAXES

Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Fund advertises the total return and yield for each class of Shares.

Total return represents the change, over a specified period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of each class of Shares is calculated by dividing the net investment income per Share (as defined by the SEC) earned by each class of Shares over a thirty-day period by the maximum offering price per Share of each class of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by each class of Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of non-recurring charges, such as the maximum sales charge and contingent deferred sales charges, which, if excluded, would increase the total return and yield.

Total return and yield will be calculated separately for Class A Shares, Class B Shares, and Class C Shares. Expense differences between Class A Shares, Class B
Shares and Class C Shares may affect the performance of each class.     From
time to time, advertisements for Class A Shares, Class B Shares, and Class C Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, and Class C Shares to certain indices.



FEDERATED INTERNATIONAL INCOME FUND
CLASS A SHARES, CLASS B SHARES, CLASS C SHARES
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Global Research Corp.
175 Water Street
New York, NY 10038-4965

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222


[Graphic]

Federated International Income Fund
(A Portfolio of International Series, Inc.)
Class A Shares, Class B Shares, Class C Shares

PROSPECTUS
JANUARY 31, 1998

A Non-Diversified Portfolio of International Series, Inc., an Open-End Management Investment Company

[Graphic]
Federated Securities Corp., Distributor
1-800-341-7400
www.federatedinvestors.com


Cusip 46031P100
Cusip 46031P506
Cusip 46031P209
G00494-02-ABC (1/98)







FEDERATED INTERNATIONAL INCOME FUND

(A PORTFOLIO OF INTERNATIONAL SERIES, INC.)

CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectus of Federated International Income Fund (the "Fund"), a portfolio of International Series, Inc. (the "Corporation") dated January 31, 1998. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by calling 1-800-341-7400.

INTERNATIONAL SERIES, INC.

FEDERATED INVESTORS FUNDS

5800 CORPORATE DRIVE

PITTSBURGH, PA 15237-7000

Statement dated January 31, 1998

[Graphic]

Federated Securities Corp., Distributor

Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

Cusip 46031P100
Cusip 46031P506
Cusip 46031P209
1051602B (1/98)

[Graphic]

Table of Contents
 GENERAL INFORMATION ABOUT THE FUND 1 INVESTMENT OBJECTIVE AND POLICIES 1 Types of Investments and Investment Techniques 1 Regulatory Restrictions 5 When-Issued and Delayed Delivery Transactions 6 Repurchase Agreements 6 Reverse Repurchase Agreements 6 Lending Portfolio Securities 6 Restricted and Illiquid Securities 6 Duration 6 Additional Risk Considerations 7 Investing in Securities of Other Investment Companies 7 Portfolio Turnover 7 INVESTMENT LIMITATIONS 7 Acquiring Securities 7 Concentration of Investments 7 Borrowing 7 Pledging Securities 7 Buying on Margin 7 Issuing Senior Securities 8 Underwriting 8 Investing in Real Estate 8 Investing in Commodities 8 Lending Cash or Securities 8 Investing in Minerals 8 Dealing in Puts and Calls 8 Selling Short 8 Purchasing Securities to Exercise Control 8 Investing in Illiquid Securities 8 INTERNATIONAL SERIES, INC. MANAGEMENT 9 Fund Ownership 12 Directors' Compensation 13 INVESTMENT ADVISORY SERVICES 13 Adviser to the Fund 13 Advisory Fees 13 BROKERAGE TRANSACTIONS 14 OTHER SERVICES 14 Fund Administration 14 Custodian and Portfolio Accountant 14 Transfer Agent 14 Independent Public Accountants 14 PURCHASING SHARES 14 Quantity Discounts and Accumulated Purchases 15 Concurrent Purchases 15 Letter of Intent 15 Reinvestment Privilege 15 Conversion of Class B Shares 15 DISTRIBUTION PLAN AND SHAREHOLDER SERVICES 16 Conversion to Federal Funds 16 Purchases by Sales Representatives, Fund Directors, and Employees16 DETERMINING NET ASSET VALUE 17 Determining Market Value of Securities 17 Trading in Foreign Securities 17 REDEEMING SHARES 17 Redemption in Kind 17 Contingent Deferred Sales Charge 18 TAX STATUS 18 The Fund's Tax Status 18 Foreign Taxes 18 Shareholders' Tax Status 18 Capital Gains 18 TOTAL RETURN 19 YIELD 19 PERFORMANCE COMPARISONS 19 Economic and Market Information 20 ABOUT FEDERATED INVESTORS 20 Mutual Fund Market 21 FINANCIAL STATEMENTS 21 APPENDIX 22

GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio in International Series, Inc. (the "Corporation"), which was established as FT International Trust, a Massachusetts business trust, under a Declaration of Trust dated March 9, 1984, and reorganized as a corporation under the laws of the state of Maryland on February 11, 1991. At a special meeting of shareholders held on March 15, 1994, the shareholders of the Corporation approved an amendment to the Articles of Incorporation to change the name of the Corporation from FT Series, Inc., to International Series, Inc.

Shares of the Fund are offered in three classes known as Class A Shares, Class B Shares, and Class C Shares (individually and collectively referred to as "Shares" as the context may require). This Statement of Additional Information relates to all three classes of the above-mentioned Shares.

INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objective is to seek a high level of current income in U.S. dollars consistent with prudent investment risk. The Fund has a secondary objective of capital appreciation. The investment objectives of the Fund cannot be changed without the approval of the shareholders.

TYPES OF INVESTMENTS AND INVESTMENT TECHNIQUES

GENERAL

The Fund will invest primarily in high-quality debt securities denominated in foreign currencies in accordance with the Fund's investment objectives and policies. The Fund intends to engage in forward contracts, futures and options transactions whenever it appears to Federated Global Research Corp., the Fund's investment adviser (the "Adviser") (a) to be advantageous to do so in pursuing the Fund's investment objectives; (b) to hedge (i.e., protect) against foreign currency and interest rate risks; and (c) to stabilize the value of the Fund's assets. The Fund will not engage in such transactions for speculation. Up to 10% of the Fund's total assets may be invested at any one time in commercial paper, certificates of deposit, or repurchase agreements. The use of forward contracts, futures and options, and the attendant benefits and possible risks of such transactions, are discussed below along with certain other investment information.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into forward foreign currency exchange contracts in order to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The Adviser believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the Fund's best interest to do so. The Fund will not speculate in foreign currency exchange.

There is no limitation as to the percentage of the Fund's assets that may be committed to such contracts. The Fund does not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the Adviser believes will tend to be closely correlated with that currency with regard to price movements. Generally, the Fund does not enter into a forward foreign currency exchange contract with a term longer than one year.

FOREIGN CURRENCY OPTIONS

A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation to sell the currency.

When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.

A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally falls in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the Fund were holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the Fund would not have to exercise its put option. Likewise, if the Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Fund would not have to exercise its call. Instead, the Fund could acquire in the spot market the amount of foreign currency needed for settlement.

SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY OPTIONS

Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Fund will not purchase or write such options unless and until, in the opinion of the Adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e. less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market subject to significant price and rate movements.

FUTURES CONTRACTS

The Fund may enter into contracts for the future delivery of a financial instrument such as an amount of foreign currency, a security, or the cash value of a securities index during a specified future period at a specified price. This investment technique is designed primarily to hedge against anticipated future changes in foreign exchange rates, interest rates, or market conditions, all of which might otherwise have an adverse effect upon the value of securities or other assets which the Fund holds or intends to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the underlying foreign currency, security, or cash value of a securities index called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the underlying foreign currency, security, or cash value of a securities index at a specified price during a specified delivery period. At the time of delivery, in the case of fixed-income securities pursuant to the contract, adjustments are made to recognize differences in value resulting from the delivery of securities with a different interest rate than the rate specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written.

Although some futures contracts by their terms call for the actual delivery or acquisition of assets, in most cases a party will close out the contractual commitment before delivery without having to make or take delivery of the underlying assets by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying assets. All transactions in the futures market are made, offset, or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded. Brokerage fees will be incurred by the Fund when it purchases or sells contracts, and the Fund will be required to maintain margin deposits. At the time the Fund enters into a futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities, called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, which are called "variation margin," to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce the Fund's return.

Futures contracts entail risks. If the Adviser's judgment about the general direction of interest rates, markets, or exchange rates is wrong, the overall performance may be poorer than if no such contracts had been entered into. An imperfect correlation may exist between movements in the prices of futures contracts and portfolio assets being hedged. Further, the market prices of futures contracts may be affected by certain factors. For example, the normal relationship between the assets and futures markets could be distorted if participants in the futures market were to elect to close out their contracts through offsetting transactions rather than by meeting margin requirements. Price distortions also could result if investors in futures contracts were to decide to make or take delivery of underlying assets rather than engaging in closing transactions because of the resultant liquidity of the futures market. Further, increased participation by speculators in the futures market could cause temporary price distortions because, as perceived by speculators, margin requirements in the futures market are less onerous than margin requirements in the cash market. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the Adviser still may not result in a successful hedging transaction. If one of these events were to occur, the Fund could lose money on the futures contracts as well as on its portfolio assets.

OPTIONS ON FUTURES CONTRACTS

The Fund may purchase and write call and put options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified price at any time during the period of the option. When the option is exercised, the writer of the option delivers the futures contract to the holder at the exercise price. With regard to put and call options on futures contracts written by the Fund, the Fund would be required to deposit initial and maintenance margin with the custodian. Options on futures contracts involve risks similar to those discussed above that relate to transactions in futures contracts. Furthermore, an option on a futures contract purchased by the Fund may expire worthless, which would cause the Fund to lose the premium paid for the option.

FOREIGN CURRENCY FUTURES TRANSACTIONS

By using foreign currency futures contracts and options on such contracts, the Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS

Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies, as described above.

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the Adviser's opinion, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

OPTIONS ON SECURITIES

The Fund may write (sell) covered call options on securities if it owns securities that are acceptable for escrow purposes. Additionally, the Fund may write secured put options on securities. When writing a secured put option, the Fund will invest an amount not less than the exercise price of the put option in eligible securities, so long as the Fund is obligated as a writer of a put option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the exercise price during the option period. The premium received for writing an option will reflect such factors as the current market price of the underlying security, the relationship of the exercise price to such market price, the option period, supply and demand, and interest rates. The exercise price of an option may be below, equal to, or above the current market value of the underlying security at the time that the option is written. The Fund may also write or purchase spread options. A spread option is an option for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that it does not own but uses as a bench mark.

The purchase of a put option by the owner of the related security protects the purchaser against any decline in the related security's price below the exercise price (less the amount paid for the option). The ability of the Fund to purchase put options allows it to protect capital gains in an appreciated security without actually requiring the Fund to sell the appreciated security. On occasion, the Fund would like to establish a position in a security upon which call options are available. The purchase of a call option enables the Fund to fix the cost of acquiring the security, which would be the cost of the call plus the exercise price of the option. In addition, this method of acquiring securities provides some protection from an unexpected downturn in the market. This is because the Fund is at risk only for the amount of the premium paid for the call option, which it can let lapse if it so chooses.

During the option period, the covered call writer gives up the potential for capital appreciation above the exercise price if the underlying asset rises in value, and the secured put writer retains the risk of loss if the underlying asset declines in value. For the covered call writer, substantial appreciation in the value of the underlying asset would result in the asset being "called away." For the secured put writer, substantial depreciation in the value of the underlying asset could result in the asset being "put to" the writer. If a covered call option expired unexercised, the writer of the call would realize a gain and the buyer would realize a loss in the amount of the premium. If the covered call option writer had to sell the underlying asset because of the exercise of the call option, it would realize a gain or loss from the sale of the underlying asset, with the proceeds being increased by the amount of the premium.

If a secured put option expired unexercised, the writer would realize a gain and the buyer would realize a loss on the amount of the premium. If the secured put writer would have to buy the underlying asset because of the exercise of the put option, the writer would incur an unrealized loss to the extent that the current market value of the underlying asset is less than the exercise price of the put option, less the premium received.

OVER-THE-COUNTER OPTIONS

The Fund may deal in over-the-counter traded options ("OTC options") in addition to exchange-traded options. OTC options differ from exchange-traded options in several respects. First, they are transacted with dealers rather than a clearing corporation. Second, a risk of nonperformance by the dealer exists, whether as a result of the insolvency of the dealer or otherwise, which could cause the Fund to experience material losses; however, in writing OTC options, the premium is paid in advance by the dealer. Third, in contrast to exchange traded options, OTC options are available for a greater variety of securities and wider range of expiration dates and exercise prices. Because there is no exchange in the case of OTC options, pricing is normally done with reference to information from market makers, which is carefully monitored by the Fund's investment adviser and verified in appropriate cases.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there cannot be any assurance that a continuous liquid secondary market will exist for any particular option at any given time. As a result, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or by entering into a closing sale transaction with the dealer that issued it. Likewise, in cases where the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund wrote the option. If a covered call option writer is unable to effect a closing transaction, it cannot sell the underlying asset until the option either expires or is exercised. Thus, a covered call option writer of an OTC option may not be able to sell an underlying asset even though it might otherwise be advantageous to do so. Moreover, a secured put writer of an OTC option may be unable to sell the assets pledged to secure the put for other investment purposes so long as it is obligated as a put writer, and a purchaser of the put or call option might also find it difficult to terminate its position on a timely basis when no secondary market exists.

OPTIONS ON SECURITIES INDICES

The Fund also may purchase and write call and put options on securities indices in order to hedge against market conditions which affect the values of securities that the Fund owns or intends to purchase. The Fund will not purchase and write such options for speculation. By writing and purchasing index options, the Fund may be able to achieve many of the same objectives as through the purchasing and writing of options on individual securities. Options on securities indices are similar to options on individual securities. However, unlike an option on an individual security, which gives the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder, upon exercise, the right to receive an amount of cash if the closing level of the securities index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Upon exercise of the option, the amount of cash received by the holder is equal to the difference between the closing price of the index and the exercise price of the option. In consideration for the premium received, the writer of the option has an obligation to make delivery of the amount of cash resulting from the exercise of the option. Unlike options on individual securities, all settlements are in cash, and the gain or loss depends upon price movements in the market generally or in a segment of the market, rather than upon price movements in individual securities.

The Fund covers call options written on a securities index through the ownership of securities whose changes in price, in the opinion of the Adviser, are anticipated to be similar to the price changes of the index, or in such other manner or may be in conformance with applicable laws, regulations, and exchange rules. Any changes in the prices of the securities owned by the Fund probably will not be perfectly correlated with the securities index. The Fund will secure put options written on a securities index by means of segregating liquid high-grade securities equal to the exercise price, or in such other manner as may be in conformance with applicable laws, regulations, and exchange rules. Upon writing an option on a securities index, the Fund will be required to deposit with its custodian and mark to market, eligible securities that are equal in value to at least 100% of the exercise price in the case of a put or, in the case of a call, the value of the contract. Additionally, if the Fund writes a call option on a securities index at a time when the value of the contract is greater than the exercise price, the Fund will segregate and mark to market, until such time as the option expires or is closed out, cash or a cash equivalent equal in value to the excess of the contract value.

In addition, the Fund may purchase and write options on other appropriate indices, as available (e.g., foreign currency indices).

Index options involve risks similar to those associated with transactions in futures contracts, as described above. Also, an option purchased by the Fund may expire worthless. In such case, the Fund could lose the premium paid for the option.

REGULATORY RESTRICTIONS

To the extent required to comply with Securities and Exchange Commission ("SEC") Release No. 10666, when purchasing a futures contract, writing a put option, or entering into a delayed delivery purchase or forward foreign currency exchange purchase, the Fund will establish and maintain a segregated account consisting of cash or liquid high-grade securities equal to the value of such contracts.

To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid status as a "commodity pool operator," the Fund will not enter into a futures contract, or purchase an option thereon, if immediately thereafter the initial margin deposits for futures contracts held by the Fund, plus premiums paid by it for open options of futures, would exceed 5% of the total assets of the Fund. The Fund will not engage in transactions in futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of assets which the Fund holds or intends to purchase.

When futures contracts or options thereon are purchased in order to protect against a price increase on securities or other assets intended to be purchased later, it is anticipated that at least 75% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of (1) accrued profit on such contracts held by the broker; (2) cash or high-quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days or less.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers which are deemed by the Adviser to be creditworthy pursuant to guidelines established by the Corporation's Board of Directors (the "Directors").

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the
original consideration plus interest at an agreed-upon rate.      The use of
reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These assets are marked to market daily and maintained until the transaction is settled.

LENDING PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

RESTRICTED AND ILLIQUID SECURITIES

The ability of the Directors to determine the liquidity of certain restricted securities is permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933. The Directors consider the following criteria in determining the liquidity of certain restricted securities:

   * the frequency of trades and quotes for the security;
   * the number of dealers willing to purchase or sell the security and the number of other potential buyers;
   * dealers' undertakings to make a market in the security; and * the nature of the security and the nature of the marketplace trades.

DURATION

Duration is a measure of a debt security's price sensitivity expressed in years and is a measure of the interest-rate risk of a debt security, taking into consideration that there may be cash flows before the maturity date and that the cash flows must be considered in terms of their present value. Duration is similar to, but more precise than, average life. It is a measure of the number of years until the average dollarin present value termsis received from coupon and principal payments. As such, it is one measure of systematic risk. Average life, on the other hand, is a measure of the time to receive a dollar of principalit takes into consideration neither interest payments nor present value. Duration is computed by multiplying each principal and interest payment by its present value, summing these products, and dividing the sum by the full price of the debt security. When a Fund invests in mortgage pass-through securities, its duration will be calculated in a manner which requires assumptions to be made regarding future principal prepayments. A more complete description of this calculation is available upon request from the Fund. ADDITIONAL RISK CONSIDERATIONS

The Directors consider at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of the Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Directors also consider the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories. However, in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Adviser, any losses resulting from the holding of the Funds' portfolio securities in foreign countries and/or with securities depositories will be at the risk of shareholders. No assurance can be given that the Directors' appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

PORTFOLIO TURNOVER

Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Adviser believes it is appropriate to do so in light of the Fund's investment objectives, without regard to the length of time a particular security may have been held. The Adviser does not anticipate that portfolio turnover will result in adverse tax consequences. For the fiscal years ended November 30, 1997 and 1996, the portfolio turnover rates were 67% and 92%, respectively.
INVESTMENT LIMITATIONS

ACQUIRING SECURITIES

The Fund will not acquire any securities of Fiduciary Trust Company International or its affiliates.

CONCENTRATION OF INVESTMENTS

The Fund will not invest more than 25% of its total assets in securities of any one government or supranational issuer.

BORROWING

The Fund will not borrow money except from banks or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes and then only in amounts up to one-third of the value of its total assets, including the amount borrowed, but entering into futures contracts shall not be considered borrowing. This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities would be inconvenient or disadvantageous. The Fund will not purchase securities while outstanding borrowings exceed 5% of the value of its total assets.

PLEDGING SECURITIES

The Fund will not mortgage, pledge, or hypothecate securities, except when necessary for permissible borrowings. In those cases, it may pledge assets having a value of 15% of its assets taken at cost. For purposes of the limitation, (a) the deposit of assets in escrow in connection with the writing of covered call and secured put options, and (b) collateral arrangements with respect to (i) the purchase and sale of options and (ii) initial or variation margins for futures contracts, will not be deemed to be pledges of the Fund's assets.

BUYING ON MARGIN

The Fund will not purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities, and except that the Fund may make margin deposits or payments in connection with its use of options, futures contracts, and options on futures contracts.

ISSUING SENIOR SECURITIES

The Fund will not issue senior securities except in connection with transactions described in other investment limitations or as required by forward commitments to purchase securities or currencies.

UNDERWRITING

The Fund will not underwrite or participate in the marketing of securities of other issuers, except as it may be deemed to be an underwriter under federal securities law in connection with the disposition of its portfolio securities.

INVESTING IN REAL ESTATE

The Fund will not invest in real estate, including limited partnership interests, although it may invest in securities secured by real estate or interests in real estate or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

INVESTING IN COMMODITIES

The Fund will not purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell futures contracts and options thereon, provided that the sum of its initial margin deposits on open contracts will not exceed 5% of the fair market value of the Fund's net assets. Further, the Fund may engage in transactions in foreign currencies and may purchase and sell options on foreign currencies and indices for hedging purposes.

LENDING CASH OR SECURITIES

The Fund will not lend any assets except portfolio securities. This shall not prevent the purchase or holding of bonds, debentures, notes, certificates of indebtedness, or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objective and policies or its Articles of Incorporation.

INVESTING IN MINERALS

The Fund will not invest in interests in oil, gas, or other mineral exploration or development programs or leases.

DEALING IN PUTS AND CALLS

The Fund may not write or purchase options, except that the Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options, provided that no more than 5% of its net assets may be invested in premiums of such options.

SELLING SHORT

The Fund will not sell securities short unless (1) it owns, or has a right to acquire, an equal amount of such securities, or (2) it has segregated an amount of its other assets equal to the lesser of the market value of the securities sold short or the amount required to acquire such securities. The segregated amount will not exceed 10% of the Fund's net assets. While in a short position, the Fund will retain the securities, rights, or segregated assets.

Except as noted, the above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Except as noted, shareholders will be notified before any material change in these limitations becomes effective.

PURCHASING SECURITIES TO EXERCISE CONTROL

The Fund will not purchase securities of a company for the purpose of exercising control or management.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including certain restricted securities not determined to be liquid under criteria established by the Directors, repurchase agreements with maturities longer than seven days after notice, and certain over-the-counter options.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund did not borrow money, invest in reverse repurchase agreements, pledge securities in excess of 5% of the value of its total assets, or sell securities short in an amount exceeding 5% of its net assets during the past year and does not anticipate doing so during the current fiscal year.

INTERNATIONAL SERIES, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with International Series, Inc., and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Director

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.

Thomas G. Bigley

15 Old Timber Trail

Pittsburgh, PA

Birthdate: February 3, 1934

Director

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department

John R. Wood and Associates, Inc., Realtors

3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Director

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Director

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Director

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Director

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba

205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Director

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden
One Royal Palm Way

100 Royal Palm Way

Palm Beach, FL
Birthdate: March 16, 1942

Director

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Director

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar

1202 Cathedral of Learning

University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Director

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Director

Public relations/Marketing/Conference Planning; Director or Trustee of the Funds.

Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 2, 1929

President

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Director is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Directors handles the responsibilities of the Board between meetings of the
Board.     As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations;
Wesmark Funds; WCT Funds; and World Investment Series, Inc.      FUND OWNERSHIP

Officers and Directors own less than 1% of the Fund's outstanding Shares.     As
of January 7, 1998, the following shareholders of record owned 5% or more of the outstanding Class A Shares of the Fund: Jato, Minneapolis, Minnesota owned approximately 2,299,623 (14.14%); Lacross & Co., Lacrosse, Wisconsin owned approximately 2,229,467 (13.71%); Charles Schwab & Co., Inc., San Francisco, California owned approximately 1,463,373 (9.00%); and Hawaiian Trust Company Ltd., Honolulu, Hawaii owned approximately 1,097,328 (6.75%).

As of January 7, 1998, the following shareholder of record owned 5% or more of the outstanding Class B Shares of the Fund: Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida, for the sole benefit of its customers, owned approximately 93,016 (7.85%).

As of January 7, 1998, the following shareholder of record owned 5% or more of the outstanding Class C Shares of the Fund: Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida, for the sole benefit of its customers, owned approximately 207,079 (27.57%).

DIRECTORS' COMPENSATION

                            AGGREGATE

           NAME,          COMPENSATION

       POSITION WITH           FROM           TOTAL COMPENSATION PAID

           TRUST             TRUST*#             FROM FUND COMPLEX+

  John F. Donahue         $0             $0 for the Corporation and

  Chairman and Director                  56 other investment companies in
                                         the Fund Complex

  Thomas G. Bigley        $1,317         $111,222 for the Corporation and

  Director                               56 other investment companies in
                                         the Fund Complex

  John T. Conroy, Jr.     $1,449         $122,362 for the Corporation and

  Director                               56 other investment companies in
                                         the Fund Complex

  William J. Copeland     $1,449         $122,362 for the Corporation and

  Director                               56 other investment companies in
                                         the Fund Complex

  James E. Dowd           $1,449         $122,362 for the Corporation and

  Director                               56 other investment companies in
                                         the Fund Complex

  Lawrence D. Ellis, M.D. $1,317         $111,222 for the Corporation and

  Director                               56 other investment companies in
                                         the Fund Complex

  Edward L. Flaherty, Jr. $1,449         $122,362 for the Corporation and

  Director                               56 other investment companies in
                                         the Fund Complex

  Peter E. Madden         $1,317         $111,222 for the Corporation and

  Director                               56 other investment companies in
                                         the Fund Complex

  John E. Murray, Jr.     $1,317         $111,222 for the Corporation and

  Director                               56 other investment companies in
                                         the Fund Complex

  Wesley W. Posvar        $1,317         $111,222 for the Corporation and

  Director                               56 other investment companies in
                                         the Fund Complex

  Marjorie P. Smuts       $1,317         $111,222 for the Corporation and

  Director                               56 other investment companies in
                                         the Fund Complex

* Information is furnished for the fiscal year ended November 30, 1997.

# The aggregate compensation is provided for the Corporation which is comprised of two portfolios.

+ The information is provided for the last calendar year.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND

The Fund's investment adviser is Federated Global Research Corp. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

The Adviser shall not be liable to the Fund, the Corporation, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

ADVISORY FEES

For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. For the fiscal year ended November 30, 1997, 1996, and for the period from September 1, 1995 to November 30, 1995, the Adviser received $1,615,465, $1,476,050, and $353,494, respectively, none of which were voluntarily waived. For the period from December 1, 1994 to August 31, 1995, Federated Management, the Fund's former investment adviser received
$1,105,820, none of which was voluntarily waived.      BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal years ended November 30, 1997, 1996, and 1995, the Fund did not pay any brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Fund's administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's administrator. Both former administrators are subsidiaries of Federated Investors. For purposes of the Statement of Additional Information, Federated Services Company, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended November 30, 1997, 1996, and 1995, the Administrators earned $185,000, $184,998, and $271,797, respectively.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.

PURCHASING SHARES

Except under certain circumstances described in the prospectus, Shares are sold at their net asset value, plus a sales charge (for Class A Shares only), on days the New York Stock Exchange ("NYSE") is open for business. The procedure for purchasing Shares is explained in the prospectus under "How to Purchase Shares." For further information on any of the programs listed below, please contact you financial intermediary or Federated Securities Corp.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES

As described in the prospectus, larger purchases of the same Share class reduce or eliminate the sales charge paid. For example, the Fund will combine all Class A Shares purchases made on the same day, by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase into the same Share class is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase, according to the schedule now in effect, would be 3.75%, not 4.50%.

To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

CONCURRENT PURCHASES

Shareholders have the privilege of combined concurrent purchases of the same Share class of two or more funds in the Federated Complex in calculating the applicable sales charge.

To receive a sales charge reduction of elimination, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the concurrent purchases are made. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

LETTER OF INTENT

A shareholder can sign a letter of intent committing to purchase a certain amount of the same Share class within a 13-month period in order to combine such purchases in calculating the applicable sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If the shareholder completes the commitment, the escrowed Shares will be released to their account. If the commitment is not completed within 13 months, the custodian will redeem an appropriate number of escrowed Shares to pay for the applicable sales charge.

While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of any Federated Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.

REINVESTMENT PRIVILEGE

The reinvestment privilege is available for all Shares of the Fund within the same Share class.

Class A shareholders who redeem from the Fund may reinvest the redemption proceeds back into the same Share class at the next determined net asset value without any sales charge. The original shares must have been subject to a sales charge and the reinvestment must be within 120 days.

Similarly, Class C shareholders who redeem may reinvest their redemption proceeds in the same Share class within 120 days. Class B Shares also may be reinvested within 120 days of redemption, although such reinvestment will be made into Class A Shares. Shareholders would not be entitled to a reimbursement of the contingent deferred sales charge if paid at the time of redemption on any Share class. However, reinvested Shares would not be subject to a contingent deferred sales charge, if otherwise applicable, upon later redemption.

In addition, if Shares were reinvested through a financial intermediary, the financial intermediary would not be entitled to an advanced payment from Federated Securities Corp. on the reinvested Shares, if otherwise applicable. Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary of the reinvestment in order to eliminate a sales charge or a contingent deferred sales charge. If the shareholder redeems Shares in the Fund, there may be tax consequences.

CONVERSION OF CLASS B SHARES

Class B Shares will automatically convert into Class A Shares on or around the 15th of the month eight full years from the purchase date and will no longer be subject to a fee under the distribution plan. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such a ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Distribution Plan, the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objective. By identifying potential investors whose needs are served by the Fund's objective, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended November 30, 1997, the Class A Shares, Class B Shares, and Class C Shares incurred $479,089, $80,964, and $97,233, respectively, in distribution services fees, of which $311,106, $0, and $0, respectively were waived. In addition, for the fiscal year ended November 30, 1997, the Class A Shares, Class B Shares, and Class C Shares, paid shareholder services fees in the amount of $479,089, $26,988, and $32,411, respectively, of which $186,763,
$0, and $0, respectively, were waived.

CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Federated Services Company acts as the shareholder's agent in
depositing checks and converting them to federal funds.     PURCHASES BY SALES
REPRESENTATIVES, FUND DIRECTORS, AND EMPLOYEES

The following individuals and their immediate family members may buy Class A Shares at net asset value without a sales charge:

   * Directors, employees, and sales representatives of the Fund, Federated Global Research Corp., and Federated Securities Corp. and its affiliates;
   * Federated Life Members (Class A Shares only);
   * any associated person of an investment dealer who has a sales agreement with Federated Securities Corp.; and
   * trusts, pensions, or profit-sharing plans for these individuals.

These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.

DETERMINING NET ASSET VALUE

The Fund's net asset value per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class.

Net asset value is not determined on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

DETERMINING MARKET VALUE OF SECURITIES

Market or appraised values of the Fund's portfolio securities are determined as follows:

   * according to the prices provided by an independent pricing service, if available, or at fair value as determined in good faith by the Directors; or
   * for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost, unless the Directors determine that particular circumstances of the security indicate otherwise.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities; yield; quality; coupon rate; maturity; type of issue; trading characteristics; and other market data.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). In computing the net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.

REDEEMING SHARES

The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Shareholder redemptions may be subject to a contingent deferred sales charge. Redemption procedures are explained in the prospectus under "Redeeming and Exchanging Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

Although the Corporation intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price, in whole or in part, by a distribution of securities from the Fund's portfolio.

Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Directors determine to be fair and equitable.

The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem Shares for any shareholder in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during
any 90-day period.      Redemption in kind is not as liquid as a cash
redemption. If redemption is made is kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

CONTINGENT DEFERRED SALES CHARGE

In computing the amount of the applicable Contingent Deferred Sales Charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares; (3) Shares held for fewer than six years with respect to Class B Shares and for less than one full year from the date of purchase with respect to Class C Shares on a first-in, first-out basis.

ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES

To qualify for elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, the redemptions of Class B Shares must be from an account that is at least 12 months old, has all Fund distributions reinvested in Fund Shares, and has an account value of at least $10,000 when the Systematic Withdrawal Program is established. Qualifying redemptions may not exceed 1.00% monthly of the account value as periodically determined by the Fund. The amounts that a shareholder may withdraw under a Systematic Withdrawal Program that qualify for elimination of the Contingent Deferred Sales Charge may not exceed 12% annually with reference initially to the value of the Class B Shares upon establishment of the Systematic Withdrawal Program and then as calculated at the annual valuation date. Redemptions on a qualifying Systematic Withdrawal Program can be made at a rate of 1.00% monthly, 3.00% quarterly, or 6.00% semi-annually with reference to the applicable account valuation amount. Amounts that exceed the 12.00% annual limit for redemption, as described, may be subject to the Contingent Deferred Sales Charge. To the extent that a shareholder exchanges Shares for Class B Shares of other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the 12-month holding requirement. However, for purposes of meeting the $10,000 minimum account value requirement, Class B Share accounts will be not be aggregated. Any Shares purchased prior to the termination of this program would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares.

TAX STATUS

THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

   * derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   * invest in securities within certain statutory limits; and * distribute to its shareholders at least 90% of its net income earned during the year.

FOREIGN TAXES

Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. The Fund's dividends, and any short-term capital gains, are taxable as ordinary income.

CAPITAL GAINS

Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund Shares.

TOTAL RETURN

The Fund's average annual total returns based on offering price for the following periods ended November 30, 1997, were:

SHARE CLASS INCEPTION DATE ONE-YEAR FIVE-YEARS TEN-YEARS SINCE INCEPTION Class A 06/04/91 (3.70%) 9.08% N/A 9.14% Class B 09/28/94 (4.43%) N/A N/A 7.79% Class C
04/01/93 (4.42%) N/A N/A 8.42% The average annual total returnfor all classes of Shares of the Fund is the average compounded rate ofreturn for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the offering price per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, a reinvestment of all dividends, and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investment based on the lesser of the original purchase price or the
offering price of Shares redeemed.      YIELD     The Fund's yields for the
thirty-day period ended November 30, 1997, were:

SHARE CLASS   YIELD
Class A       4.19%
Class B       3.65%
Class C       3.65%

The yield for all classes of Shares of the Fund is determined by dividing the net investment income per Share (as defined by the SEC) earned by any class of Shares over a thirty-day period by the maximum offering price per Share of any class of Shares on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by any class of Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of Shares, the performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS

The Fund's performance of each class of Shares depends upon such variables as:

   * portfolio quality;
   * average portfolio maturity;
   * type of instruments in which the portfolio is invested; * changes in interest rates on money market instruments; * changes in the Fund's or a class of Shares' expenses; and * various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

   * Lipper Analytical Services, Inc., for example, makes comparative calculations for one-month, three-month, one-year, and five-year periods which assume the reinvestment of all capital gains distributions and income dividends.
   * Salomon Brothers High Grade Bond Index; Salomon Brothers World
     Government Bond Index; and J.P. Morgan Government Bond Index.
   * Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

   * Lehman Brothers Government/Corporate Bond Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, nonconvertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

Advertisements and sales literature for all three classes of Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in any class of Shares based on annual reinvestment of dividends over a specified period of time.

Advertisements may quote performance information which does not reflect the effect of the sales charge or contingent deferred sales charge, as applicable.

Advertising and other promotional literature may include charts, graphs, and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging, and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial, and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, 27% of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3
trillion to the more than 5,500 funds available.      ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars
in annual trading volume.     In the corporate bond sector, as of December 31,
1997, Federated Investors managed 12 money market funds and 16 bond funds with assets approximating $22.5 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

J. Thomas Madden, Executive Vice President, oversees Federated Investor's equity and high-yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investor's domestic fixed-income management. Henry
A. Frantzen, Executive Vice President, oversees the management of Federated Investor's international portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

FINANCIAL STATEMENTS

The Financial Statements for the fiscal year ended November 30, 1997, are incorporated by reference to the Annual Report of the Fund dated November 30, 1997 (File Nox. 2-91776 and 811-3984). A copy of the Report may be obtained without charge by contacting the Fund.

* Source: Investment Company Institute

APPENDIX

MOODY'S INVESTORS SERVICE, INC., COMMERCIAL PAPER RATING DEFINITIONS

P-1-Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:
   * Leading market positions in well-established industries;

   * High rates of return on funds employed;
   * Conservative capitalization structures with moderate reliance on debt and ample asset protection;
   * Broad margins in earning coverage of fixed financial charges and high internal cash generation; and
   * Well-established access to a range of financial markets and assured sources of alternate liquidity.

STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

MOODY'S INVESTORS SERVICE, INC., LONG-TERM BOND RATING DEFINITIONS

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

STANDARD AND POOR'S RATINGS GROUP LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.





PART C.    OTHER INFORMATION
Item 24.    Financial Statements and Exhibits:

            (a)   Financial Statements: Incorporated by
                  reference from the Funds' Annual Reports dated November 30, 1997 (File No. 811-3984).

            (b)   Exhibits:
                  (1) Conformed copy of the Articles of Incorporation of the Registrant (10);
                  (2)   Copy of the By-Laws of the Registrant (10);
                  (3)   Not applicable;
                  (4) Copy of Specimen Certificate for Shares of Common Stock for Class A Shares, Class B Shares, and Class C Shares of International Equity Fund and International Income Fund (14);
            (5)         (i)    Conformed copy of Investment Advisory Contract
                               of the Registrant dated March 15, 1994 (15);
                        (ii)   Conformed copy of Assignment of Investment
                               Advisory Contract (16);
                  (6)   (i)    Conformed copy of Distributor's Contract of the
                               Registrant dated February 11, 1991, through and including Exhibit E (14);
                        (ii)   Conformed copy of Exhibit F to the Distributor's
                               Contract of the Registrant adding Class B Shares to the current existing Distributor's Contract
                               (16);
                        (iii)  The Registrant hereby incorporates the conformed
                               copy of the specimen Mutual Funds and Service
                               Agreement; Mutual Funds Service Agreement; and
                               Plan Trustee/Mutual Funds Service Agreement from
                               Item 24(b) (6) of the Cash Trust Series II
                               Registration Statement on Form N-1A filed with the Commission on July 24, 1995. (File Nos.
                               2-91776 and 811-3984);
                        (iv)   Conformed Copy of New Distributor's Contract on
                               behalf of Class B Shares of the Registrant (+);
                  (7)   Not applicable;
                  (8)     (i)  Conformed copy of the Custodian Contract of the
                               Registrant (14);
                         (ii)  Conformed Copy of Fee Schedule for Custodian
                               Contract; (17)

+     All Exhibits have been filed electronically.

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed February 13, 1991 (File Nos. 2-91776 and 811-3984).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed July 29, 1994 (File Nos. 2-91776 and 811-3984).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed February 9, 1995 (File Nos. 2-91776 and 811-3984).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed January 31, 1996 (File Nos. 2-91776 and 811-3984).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed November 24, 1997 (File Nos. 2-91776 and 811-3984).

                  (9)     (i)  Conformed Copy of Agreement for Fund Accounting
                               Services, Administrative Services, Transfer
                               Agency Services, and Custody Services
                               Procurement; (19)
                         (ii) The responses described in Item 24(b)(6) are hereby incorporated by reference;
                        (iii) The Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between National Pensions Alliance, Ltd. and Federated Shareholder Services from Item 24(b)(9)(ii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375);
                         (iv) The Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9) (iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commissioin on March 25, 1996. (File Nos. 2-75670 and 811-3375);
                          (v)  Conformed Copy of Amended and Restated
                               Shareholder Services Agreement; (19)
                         (vi) Conformed Copy of Principal Shareholder Servicer's
                        Agreement on behalf of Class B Shares of the Registrant (+); (vii) Conformed Copy of Shareholder Services Agreement on behalf of Class B Shares of the Registrant (+);
                  (10) Conformed copy of the Opinion and Consent of Counsel as to legality of shares being registered (17); (11) Conformed copy of Consent of Independent Public Accountants (+); (12) Not applicable. (13) Copy of Initial Capital Understanding
                  (2); (14) Not applicable; (15) (i) Conformed copy of Rule 12b-1 Plan of the Registrant, through and including Exhibit B
                  (14);

+     All Exhibits have been filed electronically.

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1 filed August 17, 1984 (File Nos. 2-91776 and 811-3984).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed July 29, 1994 (File Nos. 2-91776 and 811-3984).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed April 25, 1996 (File Nos. 2-91776 and 811-3984).

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed November 24, 1997 (File Nos. 2-91776 and 811-3984).

                         (ii) Conformed copy of Exhibit C to Rule 12b-1 Plan of the Registrant adding Class B Shares to the current existing Rule 12b-1 Plan (16);
                        (iii) Copy of 12b-1 Agreement, through and including Exhibit C (14); (iv) The responses described in
                               Item 24(b) (6) are hereby incorporated by reference;
                          (v) Conformed Copy of Amendment No. 1 and Schedule A to the 12b-1 Plan on behalf of Class B Shares of the Registrant (+);
                  (16)    (i)  Copy of Schedule for Computation of Fund
                               Performance Data for International Equity
                               Fund (8);
                         (ii) Copy of Schedule for Computation of Fund Performance Data for International Income
                               Fund (12);
                  (17)  Financial Data Schedules (+);
                  (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
                  (19) (i) Conformed copy of Power of Attorney (18); (ii) Conformed Copy of Limited Power of Attorney (+);

Item 25.    Persons Controlled by or Under Common Control with Registrant:
            None

Item 26.    Number of Holders of Securities:
                                                Number of Record Holders
            Title of Class                      as of January 7, 1998

            Federated International Equity Fund
                  Class A Shares                      12,232
                  Class B Shares                      3,806
                  Class C Shares                      1,196
            Federated International Income Fund
                  Class A Shares                      2,609
                  Class B Shares                      959
                  Class C Shares                      520

Item 27.    Indemnification: (13)

+     All Exhibits have been filed electronically.

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed January 24, 1989 (File Nos. 2-91776 and 811-3984).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed November 25, 1991 (File Nos. 2-91776 and 811-3984).

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed February 2, 1993 (File Nos. 2-91776 and 811-3984).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed July 29, 1994 (File Nos. 2-91776 and 811-3984).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed January 31, 1996 (File Nos. 2-91776 and 811-3984).

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed January 27, 1997 (File Nos. 2-91776 and 811-3984)

Item 28. Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "International Series, Inc. Information"in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "International Series, Inc. Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is:
         Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947. The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Peter R. Anderson
                                             Drew J. Collins
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Mark E. Durbiano
                                             J. Alan Minteer
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski

         Vice Presidents:                    J. Scott Albrecht
                                             Joseph M. Balestrino
                                             Randall S. Bauer
                                             David F. Belton
                                             David A. Briggs
                                             Kenneth J. Cody
                                             Alexandre de Bethmann
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen
                                             Robert K. Kinsey
                                             Robert M. Kowit
                                             Jeff A. Kozemchak
                                             Steven Lehman
                                             Marian R. Marinack
                                             Sandra L. McInerney
                                             Charles A. Ritter
                                             Scott B. Schermerhorn
                                             Frank Semack
                                             Aash M. Shah
                                             Christopher Smith
                                             William F. Stotz
                                             Tracy P. Stouffer
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka

         Assistant Vice Presidents:          Todd A. Abraham
                                             Stefanie L. Bachhuber
                                             Arthur J. Barry
                                             Micheal W. Casey
                                             Robert E. Cauley
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonsas
                                             Joseph M. Natoli
                                             Keith J. Sabol
                                             Michael W. Sirianni
                                             Gregg S. Tenser

         Secretary:                          Stephen A. Keen

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              Thomas R. Donahue
                                             Richard B. Fisher
                                             Christine I. McGonigle

         Assistant Treasurer:                Richard B. Fisher

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 29.    Principal Underwriters:

      (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund:
1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market

Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant


Richard B. Fisher             Director, Chairman, Chief        Vice President
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice         Executive Vice
Federated Investors Tower     President, Federated,            President
Pittsburgh, PA 15222-3779     Securities Corp.

Thomas R. Donahue             Director, Assistant Secretary
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

(c) Not applicable.

Item 30.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                5800 Corporate Drive
                                          Pittsburgh, PA 15237-7000

Federated Shareholder Services Company    Federated Investors Tower
("Transfer Agent and Dividend             Pittsburgh, PA 15222-3779
Disbursing Agent")

Federated Services Company                Federated Investors Tower
("Administrator")                         Pittsburgh, PA 15222-3779

Federated Global Research Corp.           175 Water Street
("Adviser")                               New York, New York 10038-4965

State Street Bank and Trust Company       P.O. Box 8600
("Custodian")                             Boston, MA 02266-8600

Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

     Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

     Registrant hereby undertakes to furnish each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, INTERNATIONAL SERIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on this 27th day of January, 1998.

                           INTERNATIONAL SERIES, INC.

                  BY: /s/ Karen Brownlee
                  Karen Brownlee, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  January 27, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/ Karen Brownlee              Attorney in Fact   January 27, 1998
    Karen Brownlee                  for the Persons
    ASSISTANT SECRETARY             Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Director
                                  (Chief Executive Officer)

Glen R. Johnson*                  President

John W. McGonigle*                Treasurer, Executive Vice
                                  President and Secretary
                                  (Principal Financial and
                                  Accounting Officer)

Thomas G. Bigley*                 Director

John T. Conroy, Jr.*              Director

William J. Copeland*              Director

James E. Dowd*                    Director

Lawrence D. Ellis, M.D.*          Director

Edward L. Flaherty, Jr.*          Director

Peter E. Madden*                  Director

John E. Murray, Jr.*              Director

Wesley W. Posvar*                 Director

Marjorie P. Smuts*                Director

* By Power of Attorney